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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for five of its series, Evergreen Connecticut Municipal Bond Fund, Evergreen California Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund, for the year ended March 31, 2006. These five series have a March 31 fiscal year end.

Date of reporting period: March 31, 2006

Item 1 - Reports to Stockholders.

Evergreen Connecticut Municipal Bond Fund

# Evergreen

CONNECTICUT MUNICIPAL BOND FUND

Annual Report
as of March 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Connecticut Municipal Bond Fund, which covers the twelve-month period ended March 31, 2006.

Fixed income investors were forced to endure a series of challenges over the past year. Varying rates of economic growth, tighter monetary policy and surging energy prices led the list of concerns, while hurricanes devastated much of the Gulf region and inflation fears grew with the prospect of increased federal spending. Not surprisingly, each of these issues periodically contributed to bouts of market volatility. It is during times such as these that the importance of asset allocation becomes increasingly evident, and we believe it is crucial for investors to extend the diversification process further to consider including strategies within an asset class, such as those available in Evergreen's municipal bond funds.

Reports on the economy frequently delivered confusing signals during the investment period. While growth was expected to moderate as the expansion matured, the economy showed surprising strength, particularly in the third quarter of 2005 and the first quarter of 2006, as Gross Domestic Product ("GDP") grew in excess of 4%. The lag effects of higher energy prices and tighter monetary policy were evident in the last quarter of 2005, as GDP growth barely exceeded 1.5% . The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not the short-term volatility was an indication of pending weakness, Evergreen's Investment Strategy Committee focused on the breadth of economic output, particularly personal consumption and capital investment. We concluded that while personal consumption may

1

LETTER TO SHAREHOLDERS continued

soften from unusually high levels, increased business investment could lead GDP growth to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were solid in our view. Our portfolio teams based many of their investment decisions on these positive macro-economic trends.

Despite the mixed signals from the economy, the Federal Reserve ("Fed") maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline for much of the period and the extent of the yield curve's flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve's message as confidence in the Fed's ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

Throughout this timeframe, our municipal bond teams attempted to capitalize on trends within the tax-advantaged market. As spreads narrowed on the municipal yield curve, our portfolio managers attempted to capture yield on the short-end while seeking to maximize total return within longer-dated maturities. In addition, our analysts tried to identify issues in the sector with the best credit quality, and our relative lack of exposure to issuers in the Gulf region aided portfolios in the aftermath of the hurricanes. In addition, the growth in new issuance was less challenging than originally anticipated, as demand was met from non-traditional investors, including hedge funds and insurance

2

LETTER TO SHAREHOLDERS continued

companies, who viewed municipal securities as attractively valued relative to their counterparts in the U.S. Treasury market.

We encourage investors to maintain their diversified fixed income strategies, including exposure to Evergreen's Municipal Bond Funds, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of March 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Diane C. Beaver

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2006.

The Fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/31/1981

	Class A	Class B	Class C	Class I
Class inception date	12/30/1997	1/9/1998	3/27/2002	11/24/1997

Nasdaq symbol	ECTAX	ECTBX	ECTCX	ECTYX

Average annual return*

1-year with sales charge	-2.50%	-3.25%	0.69%	N/A

1-year w/o sales charge	2.39%	1.68%	1.68%	2.70%

5-year	2.95%	2.84%	3.40%	4.23%

10-year	3.89%	3.76%	4.21%	4.62%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Historical performance shown for Class I prior to its inception is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions imposed by such Act. If the CTF had been registered, its performance might have been adversely affected.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Connecticut Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 2.39% for the twelve-month period ended March 31, 2006, excluding any applicable sales charges. During the same period, the LBMBI returned 3.81% .

The fund seeks current income exempt from federal income tax, other than the alternative minimum tax, and Connecticut personal income taxes. In addition, the Fund seeks to preserve capital.

The fund continued to perform well compared to other Connecticut funds on the basis of yield and price stability. However, on a total return basis it did not perform as well.

Our positioning on the yield curve with high coupon, short duration bonds limited our upside potential. We were not able to fully participate in the extra income that the long end of the yield curve generated as we tended to focus on defensive bonds in seeking both yield and price stability. However, it was an unusual period in which greater price stability occurred among longer maturities. Over the course of the 12 months, we slowly extended the portfolio's duration and captured some of the performance of longer-maturity securities, but we did so cautiously to minimize price volatility of the portfolio. At the end of the fiscal year, the portfolio's duration was 4.11 years, compared to a duration of 5.32 years in the LBMBI.

Our emphasis on higher quality securities also hurt performance, as the market was willing to take on greater credit risk in pursuit of yield. High yield bonds were the best performing sector. However, we saw few opportunities to purchase lower-rated Connecticut municipal securities that we believed were credit worthy enough to add to the portfolio. At the end of the fiscal year, average credit quality of fund holdings was AA+.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund's yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund's NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of March 31, 2006, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	PaidDuring
	10/1/2005	3/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,004.72	$ 4.85
Class B	$ 1,000.00	$ 1,001.23	$ 8.58
Class C	$ 1,000.00	$ 1,001.23	$ 8.58
Class I	$ 1,000.00	$ 1,006.22	$ 3.60
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.09	$ 4.89
Class B	$ 1,000.00	$ 1,016.36	$ 8.65
Class C	$ 1,000.00	$ 1,016.36	$ 8.65
Class I	$ 1,000.00	$ 1,021.34	$ 3.63

*

For each class of the Fund, expenses are equal to the annualized expense ratio of each class
 (0.97% for Class A, 1.72% for Class B, 1.72% for Class C and 0.72% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 6.38	$ 6.57	$ 6.53	$ 6.24	$ 6.31

Income from investment operations
Net investment income (loss)	0.24	0.25	0.24	0.26	0.27
Net realized and unrealized gains or losses on investments	(0.09)	(0.19)	0.04	0.29	(0.07)

Total from investment operations	0.15	0.06	0.28	0.55	0.20

Distributions to shareholders from
Net investment income	(0.24)	(0.25)	(0.24)	(0.26)	(0.27)

Net asset value, end of period	$ 6.29	$ 6.38	$ 6.57	$ 6.53	$ 6.24

Total return [1]	2.39%	0.90%	4.39%	8.98%	3.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,607	$7,266	$6,327	$4,342	$2,907
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.96%	0.98%	1.10%	0.96%	0.87%
Expenses excluding waivers/reimbursements and expense reductions	1.00%	0.99%	1.10%	1.03%	0.96%
Net investment income (loss)	3.82%	3.84%	3.67%	4.03%	4.31%
Portfolio turnover rate	24%	19%	10%	9%	18%

1 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 6.38	$ 6.57	$ 6.53	$ 6.24	$ 6.31

Income from investment operations
Net investment income (loss)	0.20	0.20	0.19	0.21	0.22
Net realized and unrealized gains or losses on investments	(0.09)	(0.19)	0.04	0.29	(0.07)

Total from investment operations	0.11	0.01	0.23	0.50	0.15

Distributions to shareholders from
Net investment income	(0.20)	(0.20)	(0.19)	(0.21)	(0.22)

Net asset value, end of period	$ 6.29	$ 6.38	$ 6.57	$ 6.53	$ 6.24

Total return [1]	1.68%	0.20%	3.66%	8.17%	2.44%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,712	$4,418	$5,148	$4,480	$2,955
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.70%	1.69%	1.80%	1.71%	1.61%
Expenses excluding waivers/reimbursements and expense reductions	1.70%	1.69%	1.80%	1.78%	1.70%
Net investment income (loss)	3.08%	3.13%	2.96%	3.26%	3.52%
Portfolio turnover rate	24%	19%	10%	9%	18%

1 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS C	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 6.38	$ 6.57	$ 6.53	$ 6.24	$6.24

Income from investment operations
Net investment income (loss)	0.20	0.20	0.19	0.21	0
Net realized and unrealized gains or losses on investments	(0.09)	(0.19)	0.04	0.29	0

Total from investment operations	0.11	0.01	0.23	0.50	0

Distributions to shareholders from
Net investment income	(0.20)	(0.20)	(0.19)	(0.21)	0[2]

Net asset value, end of period	$ 6.29	$ 6.38	$ 6.57	$ 6.53	$6.24

Total return [3]	1.68%	0.20%	3.66%	8.17%	0.04%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,777	$1,685	$1,966	$2,345	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.70%	1.69%	1.80%	1.76%	1.61%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.70%	1.69%	1.80%	1.83%	1.61%[4]
Net investment income (loss)	3.08%	3.13%	2.97%	3.13%	3.52%[4]
Portfolio turnover rate	24%	19%	10%	9%	18%

1 For the period from March 27, 2002 (commencement of class operations), to March 31, 2002.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS I [1]	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 6.38	$ 6.57	$ 6.53	$ 6.24	$ 6.31

Income from investment operations
Net investment income (loss)	0.26	0.27	0.26	0.28	0.29
Net realized and unrealized gains or losses on investments	(0.09)	(0.19)	0.04	0.29	(0.07)

Total from investment operations	0.17	0.08	0.30	0.57	0.22

Distributions to shareholders from
Net investment income	(0.26)	(0.27)	(0.26)	(0.28)	(0.29)

Net asset value, end of period	$ 6.29	$ 6.38	$ 6.57	$ 6.53	$ 6.24

Total return	2.70%	1.21%	4.70%	9.25%	3.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$61,671	$61,887	$68,275	$63,580	$57,954
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.70%	0.69%	0.80%	0.71%	0.61%
Expenses excluding waivers/reimbursements and expense reductions	0.70%	0.69%	0.80%	0.78%	0.70%
Net investment income (loss)	4.07%	4.12%	3.97%	4.28%	4.54%
Portfolio turnover rate	24%	19%	10%	9%	18%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.5%
COMMUNITY DEVELOPMENT DISTRICT 2.9%
Connecticut Dev. Auth. RB:
Elim Park Baptist Home, Inc. Proj., 5.75%, 12/01/2023	$ 750,000	$788,813
Mary Wade Home, Ser. A:
5.60%, 12/01/2007	200,000	204,400
5.70%, 12/01/2008	100,000	103,401
6.375%, 12/01/2018	1,000,000	1,092,270

		2,188,884

CONTINUING CARE RETIREMENT COMMUNITY 1.4%
Connecticut Hlth. & Edl. Facs. RB, Eastern Connecticut Hlth. Network, Ser. A,
6.375%, 07/01/2016	960,000	1,053,187

EDUCATION 6.9%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Univ. of Hartford, Ser. E, 5.00%, 07/01/2013	1,000,000	1,049,490
Westminster Sch., Ser. A, 5.50%, 07/01/2016	1,500,000	1,521,660
Westover Sch., Ser. A, 6.00%, 07/01/2017	1,505,000	1,633,572
University of Connecticut RB, Ser. A, 5.00%, 02/15/2025	1,000,000	1,054,960

		5,259,682

ELECTRIC REVENUE 6.3%
Connecticut Dev. Auth. PCRB, Light & Power Facs., 5.85%, 09/01/2028	1,000,000	1,054,720
Puerto Rico Elec. Power Auth., RB:
Ser. NN, 5.50%, 07/01/2018	1,500,000	1,603,770
Ser. RR, 5.00%, 07/01/2023	2,000,000	2,112,040

		4,770,530

GENERAL OBLIGATION - LOCAL 9.1%
Bridgeport, CT GO, Ser. A, 5.25%, 09/15/2022	1,000,000	1,069,370
Cheshire, CT GO, 5.375%, 10/15/2013	660,000	703,270
Middletown, CT GO, 6.00%, 04/15/2007	1,000,000	1,025,240
Milford, CT GO, 5.20%, 01/15/2013	500,000	537,735
Montville, CT GO, 5.25%, 12/01/2008	300,000	312,486
New Haven, CT GO:
ETM, Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	5,000	5,334
Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	995,000	1,047,188
Plainville, CT GO, 5.00%, 12/01/2017	500,000	528,140
Waterbury, CT GO:
6.00%, 02/01/2012	645,000	691,646
6.00%, 02/01/2013	680,000	729,177
Westbrook, CT GO, 4.00%, 09/15/2016	225,000	222,496

		6,872,082

GENERAL OBLIGATION - STATE 10.2%
Commonwealth of Puerto Rico GO:
5.50%, 07/01/2008, (Insd. by MBIA)	205,000	213,288
6.50%, 07/01/2014, (Insd. by MBIA)	2,000,000	2,340,580

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE continued
Connecticut GO:
Ser. A:
4.75%, 12/15/2025	$ 1,000,000	$1,026,120
6.25%, 05/15/2006	2,000,000	2,006,560
Ser. E, 5.125%, 11/15/2015	1,000,000	1,057,440
Ser. F, 5.25%, 10/15/2021	1,000,000	1,074,450

		7,718,438

HOSPITAL 12.8%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Children's Med. Ctr., Ser. B, 5.00%, 07/01/2021	1,000,000	1,046,710
Greenwich Hosp. Assn., Ser. A, 5.40%, 07/01/2009	500,000	511,835
New Britain Gen. Hosp., Ser. B, 5.875%, 07/01/2008, (Insd. by AMBAC)	250,000	251,258
St. Francis Hosp. & Med. Ctr., Ser. D, 5.375%, 07/01/2013	1,000,000	1,071,650
Stamford Hosp., Ser. F, 5.25%, 07/01/2011	1,000,000	1,023,300
Veteran's Mem. Med. Ctr., Ser. A, 5.375%, 07/01/2014	1,000,000	1,023,610
William W. Backus Hosp., Ser. G, 5.00%, 07/01/2023	2,010,000	2,106,922
Yale New Haven Hosp., Ser. H, 5.625%, 07/01/2016	1,000,000	1,024,380
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	1,000,000	1,075,070
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%,
11/15/2025	500,000	541,365

		9,676,100

HOUSING 9.2%
Connecticut HFA RB:
Group Home Mtge., Ser. 5, 5.70%, 06/15/2020, (Insd. by AMBAC)	315,000	334,738
Mtge. Fin. Program:
Ser. D-1, 5.75%, 11/15/2017	550,000	576,174
Ser. E-2, 4.75%, 11/15/2018	2,000,000	2,027,800
Ser. F-1, 5.05%, 11/15/2021	995,000	1,016,154
Ser. G, 6.00%, 11/15/2027	425,000	436,025
Ser. G-2, 4.55%, 11/15/2018	500,000	501,480
Spl. Needs Mtge., Ser. 2, 5.25%, 06/15/2022	2,000,000	2,092,560

		6,984,931

INDUSTRIAL DEVELOPMENT REVENUE 2.0%
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator
Lisbon, Inc. Proj., Ser. A, 5.50%, 01/01/2014	1,000,000	1,006,500
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj.,
5.75%, 08/01/2035	500,000	523,335

		1,529,835

MISCELLANEOUS REVENUE 0.3%
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 5.25%, 10/01/2021	250,000	265,118

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 12.1%
Connecticut GO:
Ser. A:
6.00%, 04/15/2013	$ 3,000,000	$3,286,020
6.25%, 05/15/2006	20,000	20,066
Ser. D, 5.125%, 11/15/2017	2,000,000	2,131,360
Connecticut Hlth. & Edl. Facs. RB, Eastern Connecticut Hlth. Network, Ser. A,
6.375%, 07/01/2016	1,040,000	1,156,002
Hamden, CT GO, 5.40%, 08/15/2011, (Insd. by MBIA)	1,275,000	1,296,547
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%,
08/15/2013	1,000,000	1,120,720
Stamford, CT GO, 5.00%, 07/15/2017	200,000	206,132

		9,216,847

SPECIAL TAX 13.8%
Connecticut Dev. Auth. Spl. Obl. RRB, Ser. A, 5.00%, 10/15/2021, (Insd. by
MBIA)	530,000	556,659
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure:
Ser. A:
5.00%, 07/01/2023	500,000	526,055
6.00%, 06/01/2006, (Insd. by FGIC)	1,000,000	1,004,090
Ser. B, 6.50%, 10/01/2010	3,905,000	4,345,015
Ser. C, 6.00%, 10/01/2008, (Insd. by MBIA)	3,800,000	4,012,458

		10,444,277

STUDENT LOAN 0.6%
Connecticut Higher Ed. Loan Auth. RB, Family Ed. Loan Program, Ser. A, 5.375%,
11/15/2008	445,000	446,121

TRANSPORTATION 5.7%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. J, 5.00%,
07/01/2019	2,000,000	2,113,320
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,201,340

		4,314,660

WATER & SEWER 4.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Auth. RB, 5.20%, 07/01/2008,
(Insd. by MBIA)	1,000,000	1,034,010
South Central Connecticut Regl. Water Auth. RB:
5.00%, 08/01/2024	1,000,000	1,049,250
5.25%, 08/01/2014	1,000,000	1,075,180

		3,158,440

Total Municipal Obligations (cost $71,387,930)		73,899,132

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2006

		Shares	Value

SHORT-TERM INVESTMENTS 1.1%
MUTUAL FUND SHARES 1.1%
Evergreen Institutional Municipal Money Market Fund ø	(cost $789,080)	789,080	$789,080

Total Investments (cost $72,177,010) 98.6%			74,688,212
Other Assets and Liabilities 1.4%			1,078,401

Net Assets 100.0%			$75,766,613

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summaryof Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of March 31, 2006:

Connecticut	81.6%
Puerto Rico	12.6%
South Carolina	2.9%
Minnesota	0.7%
North Carolina	0.7%
Virgin Islands	0.4%
Non-state specific	1.1%

100.0%

The following table shows the percent of total investments by credit quality based on Moody's and Standard & Poor's ratings as of March 31, 2006 (unaudited):

AAA	56.2%
AA	29.8%
A	5.5%
BBB	7.8%
NR	0.7%

100.0%

The following table shows the percent of total investments by maturity as of March 31, 2006 (unaudited):

Less than 1 year	6.8%
1 to 3 year(s)	10.5%
3 to 5 years	15.5%
5 to 10 years	22.3%
10 to 20 years	42.2%
20 to 30 years	2.7%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006

Assets
Investments in securities, at value (cost $71,387,930)	$73,899,132
Investments in affiliated money market fund, at value (cost $789,080)	789,080

Total investments	74,688,212
Receivable for Fund shares sold	126,558
Interest receivable	1,240,545
Prepaid expenses and other assets	19,582

Total assets	76,074,897

Liabilities
Dividends payable	247,768
Payable for Fund shares redeemed	32,231
Advisory fee payable	2,610
Distribution Plan expenses payable	273
Due to other related parties	964
Accrued expenses and other liabilities	24,438

Total liabilities	308,284

Net assets	$75,766,613

Net assets represented by
Paid-in capital	$75,430,429
Overdistributed net investment income	(43,219)
Accumulated net realized losses on investments	(2,131,799)
Net unrealized gains on investments	2,511,202

Total net assets	$75,766,613

Net assets consists of
Class A	$8,606,737
Class B	3,711,609
Class C	1,776,936
Class I	61,671,331

Total net assets	$75,766,613

Shares outstanding (unlimited number of shares authorized)
Class A	1,368,894
Class B	590,372
Class C	282,653
Class I	9,809,568

Net asset value per share
Class A	$6.29
Class A - Offering price (based on sales charge of 4.75%)	$6.60
Class B	$6.29
Class C	$6.29
Class I	$6.29

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended March 31, 2006

Investment income
Interest	$3,622,125
Income from affiliate	41,370

Total investment income	3,663,495

Expenses
Advisory fee	322,282
Distribution Plan expenses
Class A	23,317
Class B	40,994
Class C	19,200
Administrative services fee	76,340
Transfer agent fees	9,659
Trustees' fees and expenses	1,127
Printing and postage expenses	24,824
Custodian and accounting fees	25,367
Registration and filing fees	50,600
Professional fees	24,432
Other	3,350

Total expenses	621,492
Less: Expense reductions	(1,581)
Expense reimbursements	(3,331)

Net expenses	616,580

Net investment income	3,046,915

Net realized and unrealized gains or losses on investments
Net realized gains on investments	56,682
Net change in unrealized gains or losses on investments	(1,195,740)

Net realized and unrealized gains or losses on investments	(1,139,058)

Net increase in net assets resulting from operations	$1,907,857

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year EndedMarch 31,

	2006		2005

Operations
Net investment income		$3,046,915		$3,109,162
Net realized gains or losses on
investments		56,682		(10,577)
Net change in unrealized gains or losses
on investments		(1,195,740)		(2,258,454)

Net increase in net assets resulting
from operations		1,907,857		840,131

Distributions to shareholders from
Net investment income
Class A		(294,485)		(249,216)
Class B		(126,578)		(147,379)
Class C		(59,619)		(54,193)
Class I		(2,572,801)		(2,666,481)

Total distributions to shareholders		(3,053,483)		(3,117,269)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	476,490	3,022,300	378,982	2,446,139
Class B	4,610	29,489	31,410	201,017
Class C	78,005	499,032	85,448	549,878
Class I	862,469	5,517,407	1,548,305	9,957,544

		9,068,228		13,154,578

Net asset value of shares issued in
reinvestment of distributions
Class A	26,661	170,031	25,622	164,764
Class B	12,889	82,233	15,072	96,922
Class C	6,540	41,721	6,096	39,187
Class I	2,256	14,362	1,711	11,003

		308,347		311,876

Automatic conversion of Class B shares
to Class A shares
Class A	30,681	195,288	1,915	12,277
Class B	(30,681)	(195,288)	(1,915)	(12,277)

		0		0

Payment for shares redeemed
Class A	(303,561)	(1,932,781)	(231,454)	(1,489,185)
Class B	(88,725)	(565,141)	(136,287)	(872,115)
Class C	(65,836)	(416,973)	(127,049)	(817,346)
Class I	(752,139)	(4,805,078)	(2,250,623)	(14,471,222)

		(7,719,973)		(17,649,868)

Net increase (decrease) in net assets
resulting from capital share
transactions		1,656,602		(4,183,414)

Total increase (decrease) in net assets		510,976		(6,460,552)
Net assets
Beginning of period		75,255,637		81,716,189

End of period		$75,766,613		$75,255,637

Overdistributed net investment income		$(43,219)		$(36,651)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Connecticut Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these

18

NOTES TO FINANCIAL STATEMENTS continued

transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $3,331.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

19

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended March 31, 2006, EIS received $1,591 from the sale of Class A shares and $4,967 and $30 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $20,364,735 and $17,825,594, respectively, for the year ended March 31, 2006.

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $72,177,010. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,594,511 and $83,309, respectively, with a net unrealized appreciation of $2,511,202.

As of March 31, 2006, the Fund had $2,131,799 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2012	2013

$253,394	$1,831,312	$36,516	$10,577

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt Interest	Unrealized	Capital Loss
Income	Appreciation	Carryovers

$43,219	$2,511,202	$2,131,799

The tax character of distributions paid was as follows:

	Year EndedMarch 31,

	2006	2005

Ordinary Income	$ 7,538	$ 7,246
Exempt-Interest Income	3,045,945	3,110,023

20

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended March 31, 2006, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth

21

NOTES TO FINANCIAL STATEMENTS continued

Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Connecticut Municipal Bond Fund, a series of Evergreen Municipal Trust, as of March 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Connecticut Municipal Bond Fund, as of March 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 26, 2006

23

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended March 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.75% . The percentage of distributions subject to the federal alternative minimum tax and Connecticut state income tax will be reported to shareholders in January 2007.

24

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566392 rv3  5/2006

California Municipal Bond Fund

# Evergreen

CALIFORNIA MUNICIPAL BOND FUND

**Annual Report**
**as of March 31, 2006**

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen California Municipal Bond Fund, which covers the twelve-month period ended March 31, 2006.

Fixed income investors were forced to endure a series of challenges over the past year. Varying rates of economic growth, tighter monetary policy and surging energy prices led the list of concerns, while hurricanes devastated much of the Gulf region and inflation fears grew with the prospect of increased federal spending. Not surprisingly, each of these issues periodically contributed to bouts of market volatility. It is during times such as these that the importance of asset allocation becomes increasingly evident, and we believe it is crucial for investors to extend the diversification process further to consider including strategies within an asset class, such as those available in Evergreen’s municipal bond funds.

Reports on the economy frequently delivered confusing signals during the investment period. While growth was expected to moderate as the expansion matured, the economy showed surprising strength, particularly in the third quarter of 2005 and the first quarter of 2006, as Gross Domestic Product (“GDP”) grew in excess of 4%. The lag effects of higher energy prices and tighter monetary policy were evident in the last quarter of 2005, as GDP growth barely exceeded 1.5% . The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not the short-term volatility was an indication of pending weakness, Evergreen’s Investment Strategy Committee focused on the breadth of economic output, particularly personal consumption and capital investment. We concluded that while personal consumption may

1

LETTER TO SHAREHOLDERS continued

soften from unusually high levels, increased business investment could lead GDP growth to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were solid in our view. Our portfolio teams based many of their investment decisions on these positive macro-economic trends.

Despite the mixed signals from the economy, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline for much of the period and the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

Throughout this timeframe, our municipal bond teams attempted to capitalize on trends within the tax-advantaged market. As spreads narrowed on the municipal yield curve, our portfolio managers attempted to capture yield on the short-end while seeking to maximize total return within longer-dated maturities. In addition, our analysts tried to identify issues in the sector with the best credit quality, and our relative lack of exposure to issuers in the Gulf region aided portfolios in the aftermath of the hurricanes. In addition, the growth in new issuance was less challenging than originally anticipated, as demand was met from non-traditional investors, including hedge funds and insurance

2

LETTER TO SHAREHOLDERS continued

companies, who viewed municipal securities as attractively valued relative to their counterparts in the U.S. Treasury market.

We encourage investors to maintain their diversified fixed income strategies, including exposure to Evergreen’s Municipal Bond Funds, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of March 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Michael Pietronico

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/2/1997

	Class A	Class B	Class C	Class I
Class inception date	11/8/2002	11/8/2002	11/8/2002	4/2/1997

Nasdaq symbol	EOCAX	EOCBX	EOCCX	EOCIX

Average annual return*

1-year with sales charge	-1.90%	-2.67%	1.29%	N/A

1-year w/o sales charge	2.99%	2.28%	2.28%	3.30%

5-year	3.50%	3.68%	4.02%	4.73%

Since portfolio inception	4.69%	4.98%	4.98%	5.38%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I.

Historical performance for Class I prior to 11/11/2002 is based on the performance of Select shares of the fund’s predecessor fund, OFFIT California Municipal Fund. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen California Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 2.99% for the twelve-month period ended March 31, 2006, excluding any applicable sales charges. During the same period, the LB5YMBI returned 2.14% .

The fund seeks maximum after-tax total return for California residents, consistent with a prudent level of credit risk.

The fund outperformed its benchmark by focusing primarily on municipal bonds with 12-to-15 year maturities. The dominant trend in the fixed income markets over the period was flattening of the yield curve—the yields between short-term and long-term maturities shrinking. As this occurred, intermediate- and longer-duration securities had more stable interest rates and less volatile prices than securities with maturities of one-to-five years, where faster-rising interest rates tended to undermine prices. In this environment, we tended to focus on securities at the longer-end of the intermediate spectrum. The portfolio’s average duration at the end of the fiscal year was 6.3 years.

We continued to emphasize better-quality securities and experienced no problems with weakening or downgrading of the creditworthiness of any of our holdings. On March 31, 2006, the average credit quality of portfolio holdings stood at AAA.

Our emphasis on higher quality securities tended to detract from results, however. No major credit problems surfaced in the municipal bond market during the period, and yield-seeking investors sought out bonds in the riskiest sectors of the market. As a result, lower-quality, higher-yielding bonds outperformed higher-quality securities. We de-emphasized the tobacco, hospital and airline sectors which all saw an increase in performance due to litigation settlements and high revenues.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non correlation to the relevant instruments they are designed to hedge or to closely track.

All data is as of March 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2005	3/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,004.18	$ 4.70
Class B	$ 1,000.00	$ 1,000.68	$ 8.43
Class C	$ 1,000.00	$ 1,000.68	$ 8.43
Class I	$ 1,000.00	$ 1,005.68	$ 3.45
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.24	$ 4.73
Class B	$ 1,000.00	$ 1,016.50	$ 8.50
Class C	$ 1,000.00	$ 1,016.50	$ 8.50
Class I	$ 1,000.00	$ 1,021.49	$ 3.48

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.94% for Class A, 1.69% for Class B, 1.69% for Class C and 0.69% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,				Year Ended
					December 31,
CLASS A	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$11.02	$11.33	$11.14	$11.17	$11.04

Income from investment operations
Net investment income (loss)	0.35	0.32	0.28	0.07	0.05
Net realized and unrealized gains or losses on investments	(0.03)[3]	(0.20)	0.29	(0.03)	0.13

Total from investment operations	0.32	0.12	0.57	0.04	0.18

Distributions to shareholders from
Net investment income	(0.34)	(0.32)	(0.28)	(0.07)	(0.05)
Net realized gains	(0.10)	(0.11)	(0.10)	0	0

Total distributions to shareholders	(0.44)	(0.43)	(0.38)	(0.07)	(0.05)

Net asset value, end of period	$10.90	$11.02	$11.33	$11.14	$11.17

Total return[4]	2.99%	1.09%	5.26%	0.33%	1.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,633	$8,411	$8,368	$1,628	$1,266
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.94%	0.98%	1.03%	0.93%[5]	0.68%[5]
Expenses excluding waivers/reimbursements and expense reductions	0.98%	0.99%	1.03%	1.14%[5]	0.82%[5]
Net investment income (loss)	3.14%	2.92%	2.53%	2.33%[5]	1.95%[5]
Portfolio turnover rate	21%	68%	134%	31%	126%

[1]	For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

[2]	For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

[3]	The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[4]	Excluding applicable sales charges

[5]	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,				Year Ended
					December 31,
CLASS B	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$11.02	$11.33	$11.14	$11.17	$11.04

Income from investment operations
Net investment income (loss)	0.27	0.25	0.21	0.05	0.04
Net realized and unrealized gains or losses on investments	(0.02)[3]	(0.21)	0.28	(0.03)	0.13

Total from investment operations	0.25	0.04	0.49	0.02	0.17

Distributions to shareholders from
Net investment income	(0.27)	(0.24)	(0.20)	(0.05)	(0.04)
Net realized gains	(0.10)	(0.11)	(0.10)	0	0

Total distributions to shareholders	(0.37)	(0.35)	(0.30)	(0.05)	(0.04)

Net asset value, end of period	$10.90	$11.02	$11.33	$11.14	$11.17

Total return[4]	2.28%	0.38%	4.52%	0.15%	1.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,137	$1,141	$ 831	$ 65	$ 142
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.69%	1.69%	1.74%	1.68%[5]	1.55%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.69%	1.69%	1.74%	1.89%[5]	1.69%[5]
Net investment income (loss)	2.38%	2.22%	1.91%	1.68%[5]	2.20%[5]
Portfolio turnover rate	21%	68%	134%	31%	126%

[1]	For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

[2]	For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

[3]	The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[4]	Excluding applicable sales charges

[5]	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,				Year Ended
					December 31,
CLASS C	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$11.02	$11.33	$11.14	$11.17	$11.04

Income from investment operations
Net investment income (loss)	0.27	0.25	0.21	0.05	0.04
Net realized and unrealized gains or losses on investments	(0.02)[3]	(0.21)	0.28	(0.03)	0.13

Total from investment operations	0.25	0.04	0.49	0.02	0.17

Distributions to shareholders from
Net investment income	(0.27)	(0.24)	(0.20)	(0.05)	(0.04)
Net realized gains	(0.10)	(0.11)	(0.10)	0	0
Total distributions to shareholders	(0.37)	(0.35)	(0.30)	(0.05)	(0.04)

Net asset value, end of period	$10.90	$11.02	$11.33	$11.14	$11.17

Total return[4]	2.28%	0.38%	4.52%	0.15%	1.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,445	$4,049	$4,326	$1,349	$ 924
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.69%	1.69%	1.74%	1.69%[5]	1.54%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.69%	1.69%	1.74%	1.90%[5]	1.68%[5]
Net investment income (loss)	2.39%	2.21%	1.86%	1.66%[5]	2.16%[5]
Portfolio turnover rate	21%	68%	134%	31%	126%

[1]	For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

[2]	For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

[3]	The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[4]	Excluding applicable sales charges

[5]	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

					Year Ended
	Year Ended March 31,				December 31,

CLASS I	2006	2005	2004	2003[1]	2002[2]	2001[2]

Net asset value, beginning of period	$ 11.02	$ 11.33	$ 11.14	$ 11.17	$ 10.60	$ 10.61

Income from investment operations
Net investment income (loss)	0.38	0.36	0.32	0.07	0.37	0.37
Net realized and unrealized gains or losses on investments	(0.02)[3]	(0.20)	0.29	(0.03)	0.64	0.24

Total from investment operations	0.36	0.16	0.61	0.04	1.01	0.61

Distributions to shareholders from
Net investment income	(0.38)	(0.36)	(0.32)	(0.07)	(0.37)	(0.37)
Net realized gains	(0.10)	(0.11)	(0.10)	0	(0.07)	(0.25)

Total distributions to shareholders	(0.48)	(0.47)	(0.42)	(0.07)	(0.44)	(0.62)

Net asset value, end of period	$ 10.90	$ 11.02	$ 11.33	$ 11.14	$ 11.17	$ 10.60

Total return	3.30%	1.39%	5.57%	0.40%	9.70%	5.87%

Ratios and supplemental data
Net assets, end of period (thousands)	$39,989	$41,798	$42,162	$38,627	$35,755	$19,785
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.69%	0.69%	0.74%	0.70%[4]	0.51%	0.50%
Expenses excluding waivers/reimbursements and expense reductions	0.69%	0.69%	0.74%	0.91%[4]	0.65%	0.83%
Net investment income (loss)	3.39%	3.20%	2.84%	2.69%[4]	3.39%	3.40%
Portfolio turnover rate	21%	68%	134%	31%	126%	203%

[1]	For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

[2]	Effective at the close of business on November 8, 2002, the Fund acquired the net assets of OFFIT California Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of Select shares of OFFIT Fund.

[3]	The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[4]	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 95.4%
EDUCATION 7.0%
California Edl. Facs. Auth. RRB, Santa Clara Univ. Proj., 5.25%, 09/01/2016,
(Insd. by AMBAC)	$ 1,000,000	$ 1,093,120
University of California RB:
Ser. C, 5.00%, 11/01/2017, (Insd. by MBIA)	1,215,000	1,298,118
Ser. F, 4.75%, 05/15/2020, (Insd. by FSA)	355,000	366,328
University of California RRB, Ser. B, 5.25%, 05/15/2015, (Insd. by AMBAC)	700,000	753,375

		3,510,941

GENERAL OBLIGATION - LOCAL 51.6%
Anaheim, CA Unified Sch. Dist. GO, 4.50%, 08/01/2020, (Insd. by FSA)	750,000	761,392
California Coast Cmnty. College Dist. GO, 5.00%, 08/01/2016, (Insd. by MBIA)	350,000	375,553
Campbell, CA Unified High Sch. Dist. GO, 4.30%, 08/01/2019, (Insd. by MBIA)	270,000	270,513
Chaffey, CA Cmnty. College Dist. GO, Ser. A, 5.25%, 07/01/2014, (Insd. by FSA)	40,000	43,209
Clovis, CA Unified Sch. Dist. GO, Election of 2004 Proj., Ser. B, 5.00%,
08/01/2021, (Insd. by MBIA)	225,000	238,401
Cotati-Rohnert Park, CA Unified Sch. Dist. GO, 5.00%, 08/01/2019, (Insd. by
FGIC)	500,000	529,800
East Bay, CA Muni. Util. Dist. GO, Ser. F, 5.00%, 04/01/2017, (Insd. by AMBAC)	1,000,000	1,054,560
El Monte, CA City Sch. Dist. GO, Election of 2004 Proj., Ser. A, 5.00%,
05/01/2019	170,000	179,913
Fremont, CA GO, Fremont Unified Sch. Dist., Election of 2002 Proj., Ser. B, 4.50%,
08/01/2020, (Insd. by FSA)	400,000	406,076
Fremont, CA Refunding GO, Fremont Union High Sch. Proj., 5.00%, 09/01/2020	250,000	264,418
Grossmont, CA Unified Sch. Dist. GO, Election of 2004 Proj., 5.00%, 08/01/2015	250,000	266,018
La Mesa-Spring Valley, CA Sch. Dist. GO, Ser. C, 5.00%, 08/01/2016, (Insd. by
FGIC)	700,000	751,107
Lincoln, CA Unified Sch. Dist. GO, Election of 2004 Proj., 4.50%, 08/01/2019,
(Insd. by FGIC)	350,000	354,350
Los Angeles, CA Cmnty. College Dist. GO, Ser. B:
5.00%, 08/01/2016, (Insd. by FSA)	700,000	741,839
5.00%, 08/01/2018, (Insd. by FSA)	800,000	844,488
Los Angeles, CA GO:
Election of 1997 Proj., Ser. F, 5.00%, 07/01/2016, (Insd. by FSA)	1,700,000	1,801,031
Ser. A:
5.00%, 09/01/2014, (Insd. by MBIA)	700,000	748,832
5.00%, 09/01/2018, (Insd. by MBIA)	1,500,000	1,583,865
Los Angeles, CA Unified Sch. Dist. GO, Election of 2005 Proj., Ser. C, 5.00%,
07/01/2020, (Insd. by AMBAC)	200,000	212,346
Murrieta Valley, CA Unified Sch. Dist. GO, Election of 2002 Proj., Ser. B, 4.125%,
09/01/2020, (Insd. by FSA)	350,000	340,889
North Orange Cnty., CA Cmnty. College Dist. GO, 5.00%, 08/01/2016, (Insd. by
MBIA)	500,000	536,505
Perris, CA Unified Sch. Dist. GO, Ser. A, 5.00%, 09/01/2018, (Insd. by FGIC)	860,000	912,340
Piedmont, CA Unified Sch. Dist. GO, 4.00%, 08/01/2020, (Insd. by MBIA)	260,000	250,357
Sacramento, CA Unified Sch. Dist. GO, Election of 2002 Proj., 5.00%,
07/01/2018, (Insd. by MBIA)	1,000,000	1,062,310
Saddleback Valley, CA Unified Sch. Dist. GO, 5.00%, 08/01/2017, (Insd. by FSA)	1,000,000	1,061,050

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
San Diego, CA Unified Sch. Dist. GO:
Election of 1998 Proj., Ser. E, 5.25%, 07/01/2017, (Insd. by FSA)	$ 1,500,000	$ 1,631,115
Ser. C, 5.00%, 07/01/2016, (Insd. by FSA)	1,000,000	1,064,930
San Jose-Evergreen, CA Cmnty. College Dist. GO:
Ser. A, 5.00%, 09/01/2019, (Insd. by AMBAC)	1,500,000	1,582,110
Ser. C:
5.00%, 09/01/2014, (Insd. by AMBAC)	685,000	738,245
5.25%, 09/01/2016, (Insd. by AMBAC)	500,000	541,045
San Rafael, CA City High Sch. GO, Election of 2002 Proj., Ser. B, 5.00%,
08/01/2016, (Insd. by FGIC)	910,000	964,391
Santa Clarita, CA Cmnty. College Dist. GO, 5.00%, 08/01/2020	450,000	475,753
Santa Rosa, CA High Sch. Dist. GO, Election of 2002 Proj., 5.00%, 08/01/2019	730,000	768,500
Southwestern California Cmnty. College Dist. GO, Election of 2000 Proj., 5.00%,
08/01/2018, (Insd. by FGIC)	400,000	430,940
Ventura Cnty., CA Cmnty. College Dist. GO, Ser. A, 5.00%, 08/01/2018, (Insd. by
MBIA)	700,000	738,927
Windsor, CA Unified Sch. Dist. GO, 4.00%, 08/01/2020, (Insd. by FSA)	320,000	308,131
Yosemite, CA Cmnty. College Dist. GO, Election of 2004 Proj., Ser. A, 5.00%,
08/01/2019, (Insd. by FGIC)	1,000,000	1,059,600

		25,894,849

GENERAL OBLIGATION - STATE 4.6%
California Econ. Recovery RB, Ser. A, 5.25%, 07/01/2014, (Insd. by FGIC)	175,000	191,131
California GO:
5.00%, 03/01/2017	600,000	632,088
5.25%, 02/01/2020	1,400,000	1,488,242

		2,311,461

MISCELLANEOUS REVENUE 0.4%
California Infrastructure & Econ. Dev. Bank RB, 5.00%, 10/01/2020	175,000	183,391

PORT AUTHORITY 7.8%
Long Beach, CA Harbor RB, Ser. A, 5.75%, 05/15/2013, (Insd. by MBIA)	400,000	428,084
Long Beach, CA Harbor RRB:
Ser. A:
5.00%, 08/01/2020, (Insd. by MBIA)	1,940,000	2,062,492
6.00%, 05/15/2011, (Insd. by FGIC)	450,000	492,552
Ser. B:
5.00%, 05/15/2018, (Insd. by FGIC)	615,000	649,403
5.00%, 08/01/2020, (Insd. by MBIA)	275,000	292,363

		3,924,894

RESOURCE RECOVERY 1.0%
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 4.75%, 12/01/2020, (Insd.
by FGIC)	500,000	518,415

SALES TAX 0.5%
Los Angeles Cnty., CA Metro. Trans. Auth. Sales Tax RRB, Ser. B, 5.00%,
07/01/2019, (Insd. by MBIA)	250,000	263,123

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 3.1%
California Infrastructure & EDRB, Bay Area Toll Bridges Proj., Ser. A, 5.25%,
07/01/2018, (Insd. by FSA)	$ 1,435,000	$ 1,547,777

UTILITY 1.5%
Los Angeles, CA Water & Power RRB, Ser. A-2, 5.00%, 07/01/2016	700,000	741,601

WATER & SEWER 17.9%
California Dept. of Water Resources RRB, Water Sys. Proj., Ser. Y, 5.25%,
12/01/2018, (Insd. by FGIC)	1,000,000	1,076,520
Contra Costa, CA Water Dist. RRB:
Ser. L, 5.00%, 10/01/2019, (Insd. by FSA)	375,000	394,984
Ser. M, 5.00%, 10/01/2016, (Insd. by FSA)	1,500,000	1,590,690
East Bay, CA Muni. Util. Water Sys. RRB:
5.00%, 06/01/2018, (Insd. by FSA)	345,000	363,989
5.25%, 06/01/2018, (Insd. by MBIA)	250,000	265,762
Eastern California Water & Sewer COP, Ser. A:
5.00%, 07/01/2017, (Insd. by MBIA)	150,000	160,095
5.00%, 07/01/2021, (Insd. by MBIA)	300,000	316,221
Los Angeles Cnty., CA Sanitation Dist. RB, Capital Proj., Ser. A, 5.00%,
10/01/2017, (Insd. by FSA)	2,400,000	2,535,528
Los Angeles, CA Dept. of Water & Power Waterworks RB, Ser. C, 5.25%,
07/01/2018, (Insd. by MBIA)	1,000,000	1,074,310
Metropolitan Water Dist. of Southern California Waterworks RRB, Ser. A, 4.125%,
03/01/2019	200,000	197,138
Oakland, CA Water & Sewer RB, Ser. A, 5.00%, 06/15/2017, (Insd. by FSA)	250,000	265,083
Santa Clara Valley, CA Water Dist. COP, Ser. A, 5.00%, 02/01/2017,
(Insd. by FGIC)	700,000	736,491

		8,976,811

Total Municipal Obligations (cost $47,647,927)		47,873,263

	Shares	Value

SHORT-TERM INVESTMENTS 3.3%
MUTUAL FUND SHARES 3.3%
Evergreen California Municipal Money Market Fund ø (cost $1,677,766)	1,677,766	1,677,766

Total Investments (cost $49,325,693) 98.7%		49,551,029
Other Assets and Liabilities 1.3%		653,057

Net Assets 100.0%		$50,204,086

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2006

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of March 31, 2006:

California	96.6%
Non-state specific	3.4%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of March 31, 2006 (unaudited):

AAA	94.5%
AA	1.2%
A	4.3%

100.0%

The following table shows the percent of total investments by maturity as of March 31, 2006 (unaudited):

Less than 1 year	3.6%
5 to 10 years	7.4%
10 to 20 years	89.0%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006

Assets
Investments in securities, at value (cost $47,647,927)	$ 47,873,263
Investments in affiliated money market fund, at value (cost $1,677,766)	1,677,766

Total investments	49,551,029
Receivable for securities sold	136,506
Receivable for Fund shares sold	62,365
Interest receivable	550,649
Prepaid expenses and other assets	20,324

Total assets	50,320,873

Liabilities
Dividends payable	92,319
Payable for Fund shares redeemed	5,382
Advisory fee payable	1,444
Distribution Plan expenses payable	323
Due to other related parties	557
Accrued expenses and other liabilities	16,762

Total liabilities	116,787

Net assets	$ 50,204,086

Net assets represented by
Paid-in capital	$ 49,874,733
Undistributed net investment income	2,144
Accumulated net realized gains on investments	101,873
Net unrealized gains on investments	225,336

Total net assets	$ 50,204,086

Net assets consists of
Class A	$ 4,632,693
Class B	1,136,900
Class C	4,445,102
Class I	39,989,391

Total net assets	$ 50,204,086

Shares outstanding (unlimited number of shares authorized)
Class A	424,823
Class B	104,256
Class C	407,621
Class I	3,667,157

Net asset value per share
Class A	$ 10.90
Class A — Offering price (based on sales charge of 4.75%)	$ 11.44
Class B	$ 10.90
Class C	$ 10.90
Class I	$ 10.90

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended March 31, 2006

Investment income
Interest	$ 2,116,547
Income from affiliate	28,670

Total investment income	2,145,217

Expenses
Advisory fee	184,472
Distribution Plan expenses
Class A	23,478
Class B	11,903
Class C	43,608
Administrative services fee	52,438
Transfer agent fees	6,287
Trustees’ fees and expenses	6,422
Printing and postage expenses	18,894
Custodian and accounting fees	18,130
Registration and filing fees	48,086
Professional fees	22,174
Interest expense	1,148
Other	3,125

Total expenses	440,165
Less: Expense reductions	(945)
Expense reimbursements	(3,283)

Net expenses	435,937

Net investment income	1,709,280

Net realized and unrealized gains or losses on investments
Net realized gains on investments	516,373
Net change in unrealized gains or losses on investments	(509,485)

Net realized and unrealized gains or losses on investments	6,888

Net increase in net assets resulting from operations	$ 1,716,168

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,

	2006		2005

Operations
Net investment income		$1,709,280		$1,658,737

Net realized gains on investments		516,373		254,853
Net change in unrealized gains or losses
on investments		(509,485)		(1,359,054)

Net increase in net assets resulting
from operations		1,716,168		554,536

Distributions to shareholders from
Net investment income
Class A		(242,261)		(222,598)
Class B		(28,431)		(22,230)
Class C		(104,116)		(80,853)
Class I		(1,332,429)		(1,326,928)
Net realized gains
Class A		(82,835)		(72,922)
Class B		(10,508)		(9,524)
Class C		(41,362)		(34,911)
Class I		(359,605)		(383,553)

Total distributions to shareholders		(2,201,547)		(2,153,519)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	203,345	2,262,723	232,650	2,604,328
Class B	34,082	377,919	42,648	476,621
Class C	123,999	1,378,597	127,136	1,426,575
Class I	603,510	6,673,368	874,138	9,720,679

		10,692,607		14,228,203

Net asset value of shares issued in
reinvestment of distributions
Class A	8,490	93,442	6,907	77,048
Class B	1,982	21,856	1,422	15,849
Class C	5,413	59,678	4,584	51,137
Class I	62,057	685,851	78,238	871,906

		860,827		1,015,940

Automatic conversion of Class B shares
to Class A shares
Class A	98	1,082	0	0
Class B	(98)	(1,082)	0	0

		0		0

Payment for shares redeemed
Class A	(550,431)	(6,082,621)	(214,587)	(2,366,932)
Class B	(35,270)	(390,727)	(13,852)	(154,476)
Class C	(89,238)	(987,333)	(145,972)	(1,611,331)
Class I	(791,908)	(8,802,338)	(879,115)	(9,800,301)

		(16,263,019)		(13,933,040)

Net increase (decrease) in net assets
resulting from capital share transactions		(4,709,585)		1,311,103

Total decrease in net assets		(5,194,964)		(287,880)
Net assets
Beginning of period		55,399,050		55,686,930

End of period		$50,204,086		$55,399,050

Undistributed net investment income		$2,144		$101

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen California Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

18

NOTES TO FINANCIAL STATEMENTS continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.35% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $3,283.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

19

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended March 31, 2006, EIS received $1,625 from the sale of Class A shares and $8,579 and $1,582 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $10,882,730 and $16,504,046, respectively, for the year ended March 31, 2006.

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $49,325,693. The gross unrealized appreciation and depreciation on securities based on tax cost was $432,688 and $207,352, respectively, with a net unrealized appreciation of $225,336.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Exempt-	Long-term
Interest	Capital	Unrealized
Income	Gain	Appreciation

$ 2,144	$101,873	$ 225,336

Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended March 31,

	2006	2005

Ordinary Income	$ 37,134	$ 134,612
Exempt-Interest Income	1,707,127	1,652,591
Long-term Capital Gain	457,286	366,316

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

20

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended March 31, 2006, the Fund had average borrowings outstanding of $25,000 at an average rate of 4.59% and paid interest of $1,148.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001

21

NOTES TO FINANCIAL STATEMENTS continued

through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen California Municipal Bond Fund, a series of Evergreen Municipal Trust, as of March 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006 by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen California Municipal Bond Fund, as of March 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 26, 2006

23

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $457,286 for the fiscal year ended March 31, 2006.

For the fiscal year ended March 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.99% . The percentage of distributions subject to the federal alternative minimum tax and California state income tax will be reported to shareholders in January 2007.

24

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The
Trustee	Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1991	Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former
Other directorships: None	Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee,
DOB: 10/23/1938	Mentor Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family;
Trustee	Director, Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln
DOB: 2/14/1939	Educational Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee,
The Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and
DOB: 7/14/1939	Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies,
Other directorships: None	LLP (communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former
DOB: 6/2/1947	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116. Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

 29

## INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $257 billion in assets as of March 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

**Visit us online at EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2005

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

569840 rv2 5/2006

Evergreen Investments™

MUTUAL FUNDS

**Evergreen Investments**
200 Berkeley Street
Boston, MA 02116-5034

569840 rv2   5/2006

Evergreen New Jersey Municipal Bond Fund edg147007

# Evergreen

NEW JERSEY MUNICIPAL BOND FUND

**Annual Report**
**as of March 31, 2006**

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen New Jersey Municipal Bond Fund, which covers the twelve-month period ended March 31, 2006.

Fixed income investors were forced to endure a series of challenges over the past year. Varying rates of economic growth, tighter monetary policy and surging energy prices led the list of concerns, while hurricanes devastated much of the Gulf region and inflation fears grew with the prospect of increased federal spending. Not surprisingly, each of these issues periodically contributed to bouts of market volatility. It is during times such as these that the importance of asset allocation becomes increasingly evident, and we believe it is crucial for investors to extend the diversification process further to consider including strategies within an asset class, such as those available in Evergreen’s municipal bond funds.

Reports on the economy frequently delivered confusing signals during the investment period. While growth was expected to moderate as the expansion matured, the economy showed surprising strength, particularly in the third quarter of 2005 and the first quarter of 2006, as Gross Domestic Product (“GDP”) grew in excess of 4%. The lag effects of higher energy prices and tighter monetary policy were evident in the last quarter of 2005, as GDP growth barely exceeded 1.5% . The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not the short-term volatility was an indication of pending weakness, Evergreen’s Investment Strategy Committee focused on the breadth of economic output, particularly personal consumption and capital investment. We concluded that while personal consumption may

1

LETTER TO SHAREHOLDERS continued

soften from unusually high levels, increased business investment could lead GDP growth to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were solid in our view. Our portfolio teams based many of their investment decisions on these positive macro-economic trends.

Despite the mixed signals from the economy, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline for much of the period and the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

Throughout this timeframe, our municipal bond teams attempted to capitalize on trends within the tax-advantaged market. As spreads narrowed on the municipal yield curve, our portfolio managers attempted to capture yield on the short-end while seeking to maximize total return within longer-dated maturities. In addition, our analysts tried to identify issues in the sector with the best credit quality, and our relative lack of exposure to issuers in the Gulf region aided portfolios in the aftermath of the hurricanes. In addition, the growth in new issuance was less challenging than originally anticipated, as demand was met from non-traditional investors, including hedge funds and insurance

2

LETTER TO SHAREHOLDERS continued

companies, who viewed municipal securities as attractively valued relative to their counterparts in the U.S. Treasury market.

We encourage investors to maintain their diversified fixed income strategies, including exposure to Evergreen’s Municipal Bond Funds, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of March 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Keith D. Lowe, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/16/1991

	Class A	Class B	Class C	Class I
Class inception date	7/16/1991	1/30/1996	3/27/2002	2/8/1996

Nasdaq symbol	ENJAX	ENJBX	ENJCX	ENJYX

Average annual return*

1-year with sales charge	-2.10%	-2.85%	1.11%	N/A

1-year w/o sales charge	2.81%	2.10%	2.10%	3.12%

5-year	2.88%	2.74%	3.28%	4.13%

10-year	4.19%	3.83%	4.39%	4.87%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen New Jersey Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 2.81% for the twelve-month period ended March 31, 2006, excluding any applicable sales charges. During the same period, the LBMBI returned 3.81%.

The fund seeks the highest possible current income exempt from federal income tax, other than the alternative minimum tax and New Jersey state income tax, while preserving capital.

In general, we kept the fund’s duration, or overall sensitivity to interest-rate changes, relatively short for most of the year, typically in the 4-to-4.5-year range. However, in February 2006, we shortened duration considerably in anticipation of a possible back-up in interest rates in March. As a result, the fund’s duration at the end of the fiscal year was 3.36 years. This shorter duration at the end of the fiscal year helped performance as longer-term interest rates rose. In New Jersey, the state government’s financial health improved over the year and the overall credit rating of the state’s general obligation bonds was upgraded by Standard & Poor’s (S&P). At the end of the fiscal year, the state’s credit ratings were Aa3, AA, and AA- by, Moody’s, S&P, and Fitch, respectively.

Throughout the fiscal year, we focused principally on higher quality bonds and the average credit quality of fund holdings increased from AA- to AA+ over the 12 months. At the end of the fiscal year, approximately 66% of fund assets were invested in AAA-rated bonds.

As portfolio holdings matured during the fiscal year, we avoided fixed-rate securities with maturities of 10 years or less, preferring to invest in floating-rate securities. This strategy helped performance, as securities with maturities of 10 years or less tended to lose principal value during the period. Also supporting results were our holdings in selective issues either non-rated or with BBB-ratings. These securities performed well during a period in which investors sought higher-yielding securities. While our positions in these securities were not large, these investments added to performance. At the end of the year, BBB-rated and non-rated securities constituted about 12% of fund assets.

The primary factor holding back performance was our general avoidance of bonds with maturities of 20 years or longer. The yield curve flattened more than we had anticipated and these securities outperformed in the overall municipal market.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of March 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2005	3/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,008.38	$ 4.36
Class B	$ 1,000.00	$ 1,004.87	$ 8.10
Class C	$ 1,000.00	$ 1,004.87	$ 8.10
Class I	$ 1,000.00	$ 1,009.89	$ 3.11
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.59	$ 4.38
Class B	$ 1,000.00	$ 1,016.85	$ 8.15
Class C	$ 1,000.00	$ 1,016.85	$ 8.15
Class I	$ 1,000.00	$ 1,021.84	$ 3.13

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.87% for Class A, 1.62% for Class B, 1.62% for Class C and 0.62% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.96	$ 11.26	$ 11.18	$ 10.79	$ 10.96

Income from investment operations
Net investment income (loss)	0.43	0.43	0.43	0.47	0.49
Net realized and unrealized gains or losses on investments	(0.12)	(0.30)	0.08	0.39	(0.17)

Total from investment operations	0.31	0.13	0.51	0.86	0.32

Distributions to shareholders from
Net investment income	(0.43)	(0.43)	(0.43)	(0.47)	(0.49)

Net asset value, end of period	$ 10.84	$ 10.96	$ 11.26	$ 11.18	$ 10.79

Total return[1]	2.81%	1.15%	4.61%	8.04%	2.99%

Ratios and supplemental data
Net assets, end of period (thousands)	$53,633	$52,069	$59,206	$55,422	$63,623
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.87%	0.90%	0.92%	0.77%	0.67%
Expenses excluding waivers/reimbursements
and expense reductions	0.91%	0.91%	0.92%	0.85%	0.82%
Net investment income (loss)	3.93%	3.85%	3.79%	4.19%	4.47%
Portfolio turnover rate	19%	27%	24%	30%	19%

[1] Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.96	$ 11.26	$ 11.18	$ 10.79	$ 10.96

Income from investment operations
Net investment income (loss)	0.35	0.35	0.35	0.37	0.40
Net realized and unrealized gains or losses on investments	(0.12)	(0.30)	0.08	0.39	(0.17)

Total from investment operations	0.23	0.05	0.43	0.76	0.23

Distributions to shareholders from
Net investment income	(0.35)	(0.35)	(0.35)	(0.37)	(0.40)

Net asset value, end of period	$ 10.84	$ 10.96	$ 11.26	$ 11.18	$ 10.79

Total return[1]	2.10%	0.44%	3.87%	7.13%	2.06%

Ratios and supplemental data
Net assets, end of period (thousands)	$21,416	$25,335	$33,148	$35,651	$26,018
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.61%	1.61%	1.62%	1.60%	1.57%
Expenses excluding waivers/reimbursements
and expense reductions	1.61%	1.61%	1.62%	1.60%	1.57%
Net investment income (loss)	3.18%	3.14%	3.08%	3.34%	3.60%
Portfolio turnover rate	19%	27%	24%	30%	19%

[1] Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS C	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$10.96	$11.26	$ 11.18	$10.79	$10.80

Income from investment operations
Net investment income (loss)	0.35	0.35	0.35	0.37	0
Net realized and unrealized gains or losses on investments	(0.12)	(0.30)	0.08	0.39	(0.01)

Total from investment operations	0.23	0.05	0.43	0.76	(0.01)

Distributions to shareholders from
Net investment income	(0.35)	(0.35)	(0.35)	(0.37)	0[2]

Net asset value, end of period	$10.84	$10.96	$ 11.26	$11.18	$10.79

Total return[3]	2.10%	0.44%	3.87%	7.13%	(0.05%)

Ratios and supplemental data
Net assets, end of period (thousands)	$8,753	$9,718	$10,126	$8,007	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.62%	1.61%	1.62%	1.58%	1.57%[4]
Expenses excluding waivers/reimbursements
and expense reductions	1.62%	1.61%	1.62%	1.58%	1.57%[4]
Net investment income (loss)	3.18%	3.14%	3.08%	3.22%	3.60%[4]
Portfolio turnover rate	19%	27%	24%	30%	19%

[1] For the period from March 27, 2002 (commencement of class operations), to March 31, 2002.
[2] Amount represents less than $0.005 per share.
[3] Excluding applicable sales charges
[4] Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS I1	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.96	$ 11.26	$ 11.18	$ 10.79	$ 10.96

Income from investment operations
Net investment income (loss)	0.46	0.46	0.46	0.48	0.51
Net realized and unrealized gains or losses on investments	(0.12)	(0.30)	0.08	0.39	(0.17)

Total from investment operations	0.34	0.16	0.54	0.87	0.34

Distributions to shareholders from
Net investment income	(0.46)	(0.46)	(0.46)	(0.48)	(0.51)

Net asset value, end of period	$ 10.84	$ 10.96	$ 11.26	$ 11.18	$ 10.79

Total return	3.12%	1.45%	4.92%	8.20%	3.09%

Ratios and supplemental data
Net assets, end of period (thousands)	$176,788	$181,659	$181,649	$178,219	$172,284
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.61%	0.61%	0.63%	0.60%	0.57%
Expenses excluding waivers/reimbursements
and expense reductions	0.61%	0.61%	0.63%	0.60%	0.57%
Net investment income (loss)	4.18%	4.14%	4.08%	4.36%	4.61%
Portfolio turnover rate	19%	27%	24%	30%	19%

[1] Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 91.1%
AIRPORT 2.8%
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Arpt. Terminal 6:
5.75%, 12/01/2025, (Insd. by MBIA)	$5,000,000	$5,152,550
5.90%, 12/01/2017, (Insd. by MBIA)	2,000,000	2,105,820

		7,258,370

CONTINUING CARE RETIREMENT COMMUNITY 4.9%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien,
Ser. A, 6.90%, 07/01/2019	1,490,000	1,543,685
New Jersey EDA RB:
Evergreens Proj., 5.875%, 10/01/2012	2,000,000	2,032,400
First Mtge. of Reformed Church, 5.375%, 12/01/2018	1,150,000	1,153,530
First Mtge. of The Evergreens:
6.00%, 10/01/2017	680,000	694,117
6.00%, 10/01/2022	4,140,000	4,222,552
Franciscan Oaks Proj., 5.70%, 10/01/2017	3,000,000	3,045,540

		12,691,824

EDUCATION 4.3%
Mercer Cnty., NJ Impt. Auth. RB Sch. Dist. Proj.:
5.25%, 01/15/2021	1,320,000	1,408,110
5.25%, 01/15/2022	1,000,000	1,064,320
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	500,000	559,840
New Jersey Edl. Facs. Auth. RB:
Kean Univ., Ser. D:
5.25%, 07/01/2019	1,000,000	1,072,080
5.25%, 07/01/2020	1,000,000	1,072,080
Princeton Univ., Ser. H, 5.25%, 07/01/2017	1,865,000	1,978,373
Ser. A, 5.25%, 09/01/2018, (Insd. by AMBAC)	3,895,000	4,163,483

		11,318,286

GENERAL OBLIGATION - LOCAL 5.3%
Atlantic Cnty., NJ GO, Spl. Svcs. Vocational Sch., 5.70%, 08/01/2006,
(Insd. by MBIA)	300,000	302,184
Essex Cnty., NJ Impt. Auth. GO, 5.80%, 11/01/2007	500,000	516,220
Freehold, NJ Board of Ed. GO, 5.40%, 07/15/2024, (Insd. by FSA)	1,455,000	1,462,901
Freehold, NJ Regl. High Sch. GO:
5.60%, 03/01/2012	1,630,000	1,742,519
5.60%, 03/01/2013	1,065,000	1,138,517
Gloucester Township, NJ GO, 5.45%, 07/15/2007, (Insd. by AMBAC)	500,000	512,325
Jersey City, NJ Refunding GO, Ser. A, 5.30%, 10/01/2009, (Insd. by AMBAC)	250,000	256,922
Lakewood Township, NJ GO, Sch. Dist., 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	451,012
Middletown Township, NJ GO, 5.20%, 08/01/2007	335,000	342,089
Millburn Township, NJ GO, Board of Ed., 5.35%, 07/15/2011	960,000	1,035,782
Monmouth Cnty., NJ GO, 5.00%, 01/15/2017	850,000	907,222
Ocean Cnty., NJ GO, 5.00%, 11/01/2017	1,000,000	1,065,150
Sparta Township, NJ GO, 5.80%, 09/01/2023, (Insd. by MBIA)	1,100,000	1,110,461

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

March 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Toms River, NJ GO, Board of Ed. Sch. Bond Reserve Act, 5.75%, 07/15/2019,
(Insd. by FGIC)	$ 1,095,000	$1,125,025
Voorhees Township, NJ GO, 5.95%, 07/15/2007	370,000	380,852
Washington Township, NJ GO:
Board of Ed. Mercer Cnty., 5.00%, 01/01/2020, (Insd. by FSA)	1,300,000	1,369,654
Board of Ed. Warren Cnty., 7.50%, 04/15/2009	130,000	144,026

		13,862,861

GENERAL OBLIGATION - STATE 5.0%
Commonwealth of Puerto Rico GO:
5.375%, 07/01/2021, (Insd. by MBIA)	1,000,000	1,036,790
6.50%, 07/01/2008, (Insd. by MBIA)	1,115,000	1,182,714
New Jersey GO:
Ser. D, 5.80%, 02/15/2007	500,000	509,600
Ser. E, 6.00%, 07/15/2009	6,500,000	6,960,200
Ser. F, 5.50%, 08/01/2011	3,000,000	3,246,510

		12,935,814

HOSPITAL 17.5%
Camden Cnty., NJ Impt. Auth. Hlth. Care RB:
Cooper Hlth. Sys. Obl. Group A, 5.25%, 02/15/2020	5,000,000	5,171,700
Cooper Hlth. Sys. Obl. Group B, 5.25%, 02/15/2027	2,500,000	2,538,825
Louisiana Pub. Facs. Auth. Hosp. RB, Franciscan Missionaries, Ser. B, SAVRS,
3.35%, 07/01/2030	1,500,000	1,500,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 5.75%, 07/01/2022	500,000	530,050
Doctors Cmnty. Hosp., 5.75%, 07/01/2013	2,295,000	2,297,479
New Jersey Hlth. Care Facs. Fin. Auth. RB:
AHS Hosp. Corp., Ser. A, 6.00%, 07/01/2011, (Insd. by AMBAC)	1,345,000	1,478,505
Atlantic City Med. Ctr., Ser. B, 6.00%, 07/01/2012	3,000,000	3,274,980
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	3,825,000	3,984,655
Hackensack Univ. Med. Ctr.:
5.875%, 01/01/2015	1,000,000	1,061,390
ARS, 3.15%, 01/01/2035	2,500,000	2,500,000
Jersey City Med. Ctr., 4.80%, 08/01/2021, (Insd. by AMBAC & FHA)	1,275,000	1,280,508
Johnson Univ. Hosp. Proj., 5.70%, 07/01/2020	2,000,000	2,113,120
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	3,750,000	3,983,212
5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	6,636,534
Ser. A-2, FRN, 3.16%, 07/01/2014, (LOC: Commerce Bancorp, Inc.)	3,000,000	3,000,000
St. Joseph’s Hosp. & Med. Ctr., 5.70%, 07/01/2011	1,000,000	1,024,250
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys.,
Ser. A, 6.00%, 01/15/2022	2,900,000	3,147,863

		45,523,071

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

March 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 6.9%
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	$2,000,000	$2,066,520
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	1,250,000	1,313,825
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	3,000,000	3,085,860
5.45%, 11/01/2014, (Insd. by FSA)	1,000,000	1,030,450
5.70%, 05/01/2020, (Insd. by FSA)	225,000	236,284
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	340,000	357,051
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	1,935,000	2,008,510
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB:
5.30%, 10/01/2008, (Insd. by MBIA)	3,140,000	3,239,381
5.40%, 10/01/2009, (Insd. by MBIA)	4,385,000	4,564,478

		17,902,359

INDUSTRIAL DEVELOPMENT REVENUE 4.2%
New Jersey EDA RB, Natural Gas Co., Ser. A, ARS, 3.35%, 08/01/2030	3,850,000	3,850,000
Ohio Water Dev. Auth. Solid Waste Disposal RB, North Star BHP Steel Cargill,
6.30%, 09/01/2020	3,000,000	3,063,720
Texas Alliance Arpt. Auth., Inc. Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	4,000,000	4,096,640

		11,010,360

LEASE 6.0%
Burlington Cnty., NJ Bridge Commission RB, Cnty. Gtd. Governmental Leasing
Program:
5.00%, 12/01/2020, (Insd. by MBIA)	905,000	952,150
5.25%, 08/15/2020	1,000,000	1,062,770
5.25%, 08/15/2021	1,500,000	1,587,810
Essex Cnty., NJ Impt. Auth. Lease RB, Correctional Facs. Proj., 5.75%,
10/01/2012, (Insd. by FGIC)	3,090,000	3,351,723
Hudson Cnty., NJ COP, Correctional Facs., Ser. A, 5.00%, 12/01/2021,
(Insd. by MBIA)	2,500,000	2,616,150
New Jersey EDA RB:
5.25%, 11/15/2018	1,745,000	1,867,988
Dept. of Human Svcs.:
5.75%, 07/01/2013	1,100,000	1,192,796
Ser. A, 5.70%, 07/01/2012	2,430,000	2,601,631
Performing Arts Ctr. Proj., 5.50%, 06/15/2013, (Insd. by AMBAC)	500,000	509,285

		15,742,303

MISCELLANEOUS REVENUE 3.1%
Bergen Cnty., NJ Impt. Auth. RB, Wyckoff Board of Ed. Proj., 5.25%, 04/01/2020	1,770,000	1,913,600
Commonwealth of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A., 6.25%,
07/01/2009, (Insd. by AMBAC)	250,000	269,495
Garden State Preservation Trust RB, Ser. A, 5.25%, 11/01/2018	4,085,000	4,444,725
Middlesex Cnty., NJ Impt. Auth. RB, 5.25%, 09/15/2019	1,250,000	1,342,350

		7,970,170

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

March 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 12.6%
Delaware River & Bay Auth. RB, Ser. A, 5.70%, 01/01/2019, (Insd. by FGIC)	$750,000	$809,385
Delaware River Port Auth. of Pennsylvania & New Jersey RB:
5.40%, 01/01/2015, (Insd. by FGIC)	2,500,000	2,553,350
5.40%, 01/01/2016, (Insd. by FGIC)	1,000,000	1,021,360
Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	4,330,000	4,665,012
Port Auth. of New York & New Jersey RB:
Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	5,467,750
Ser. 1038, 7.01%, 11/15/2013, (Insd. by FGIC)	5,000,000	5,793,800
Ser. B, 6.00%, 07/15/2008	7,275,000	7,461,458
Port Auth. of Seattle, Washington RRB, Ser. D, 6.00%, 02/01/2011, (Insd. by
MBIA)	2,000,000	2,170,880
South Jersey Port Corp. RB, Ser. L, 5.25%, 01/01/2013	2,870,000	3,012,639

		32,955,634

PRE-REFUNDED 1.6%
Essex Cnty., NJ Util. Auth. Solid Waste RB, Ser. A:
5.50%, 04/01/2011, (Insd. by FSA)	250,000	255,000
5.60%, 04/01/2016, (Insd. by FSA)	250,000	255,000
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	54,230
Burlington Cnty. Mem. Hosp. Proj., 6.00%, 07/01/2012	50,000	55,028
New Jersey Turnpike Auth. RRB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	3,000,000	3,476,428

		4,095,686

PUBLIC FACILITIES 2.7%
New Jersey Sports & Expo. Auth. RB, Ser. A:
5.25%, 09/01/2015	1,445,000	1,541,064
5.75%, 03/01/2010, (Insd. by MBIA)	4,085,000	4,390,231
6.00%, 03/01/2015, (Insd. by MBIA)	1,000,000	1,079,100

		7,010,395

SPECIAL TAX 1.2%
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2013	3,000,000	3,104,580

STUDENT LOAN 0.2%
New Jersey Higher Ed. Facs. RB, Student Loan Program, 5.80%, 06/01/2016,
(Insd. by AMBAC)	500,000	504,710

TRANSPORTATION 7.9%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. W, 5.50%, 07/01/2015, (Insd. by MBIA)	2,300,000	2,551,252
Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,333,480
New Jersey EDA RB, Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	1,000,000	1,089,000
New Jersey Hwy. Garden State Parkway Auth. RB, 5.15%, 01/01/2007	1,000,000	1,011,980
New Jersey Trans. Corp. COP:
6.50%, 10/01/2016, (Insd. by FSA)	300,000	311,547
Federal Trans. Administration Grants, Ser. A, 5.75%, 09/15/2011, (Insd. by
AMBAC)	1,150,000	1,225,026

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS

March 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
New Jersey Trans. Trust Fund Auth. RB, Trans. Sys.:
Ser. A:
5.625%, 06/15/2013	$1,200,000	$1,314,192
5.625%, 06/15/2014	1,500,000	1,652,655
5.75%, 06/15/2015	1,300,000	1,450,540
6.00%, 12/15/2006, (Insd. by AMBAC)	3,000,000	3,051,090
Ser. B, 6.50%, 06/15/2010, (Insd. by MBIA)	1,000,000	1,105,523
New Jersey Turnpike Auth. RB, Ser. A, 5.75%, 01/01/2018	3,300,000	3,531,639
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	50,597

		20,678,521

UTILITY 1.1%
Atlantic Cnty., NJ Util. Auth. RRB, 5.25%, 01/15/2015	2,655,000	2,841,965

WATER & SEWER 3.8%
Commonwealth of Puerto Rico Aqueduct & Sewer Auth. RB, 6.25%, 07/01/2012,
(Insd. by MBIA)	1,000,000	1,129,750
Gloucester Township, NJ Muni. Util. Auth. RB, 5.55%, 03/01/2009, (Insd. by
AMBAC)	1,000,000	1,037,100
New Jersey Wastewater Treatment RB:
Ser. A:
5.25%, 11/01/2008, (Insd. by MBIA)	1,000,000	1,035,570
5.25%, 09/01/2012	1,000,000	1,026,190
7.00%, 05/15/2007, (Insd. by MBIA)	2,670,000	2,768,977
Ser. C, 6.625%, 05/15/2007, (Insd. by MBIA)	2,000,000	2,066,180
Stafford, NJ Muni. Util. Auth. RB, 6.20%, 06/01/2007, (Insd. by MBIA)	370,000	370,781
Stony Brook Regl. Sewer Auth. New Jersey RB, Ser. B, 5.45%, 12/01/2012	500,000	530,950

		9,965,498

Total Municipal Obligations (cost $228,111,742)		237,372,407

	Shares	Value

SHORT-TERM INVESTMENTS 7.9%
MUTUAL FUND SHARES 7.9%
Evergreen Institutional Municipal Money Market Fund ø (cost $20,557,085)	20,557,085	20,557,085

Total Investments (cost $248,668,827) 99.0%		257,929,492
Other Assets and Liabilities 1.0%		2,659,908

Net Assets 100.0%		$260,589,400

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2006

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
ARS	Auction Rate Security
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of March 31, 2006:

New Jersey	78.7%
Puerto Rico	3.3%
Pennsylvania	2.6%
Texas	1.6%
Ohio	1.2%
Virgin Islands	1.2%
Maryland	1.1%
Washington	0.8%
Georgia	0.6%
Louisiana	0.6%
Delaware	0.3%
Non-state specific	8.0%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of March 31, 2006 (unaudited):

AAA	65.6%
AA	13.0%
A	9.6%
BBB	7.3%
NR	4.5%

100.0%

The following table shows the percent of total investments by maturity as of March 31, 2006 (unaudited):

Less than 1 year	25.3%
1 to 3 year(s)	23.3%
3 to 5 years	22.7%
5 to 10 years	28.7%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006

Assets
Investments in securities, at value (cost $228,111,742)	$237,372,407
Investments in affiliated money market fund, at value (cost $20,557,085)	20,557,085

Total investments	257,929,492
Receivable for Fund shares sold	39,862
Interest receivable	3,594,956
Prepaid expenses and other assets	19,020

Total assets	261,583,330

Liabilities
Dividends payable	747,788
Payable for Fund shares redeemed	193,486
Advisory fee payable	8,989
Distribution Plan expenses payable	1,349
Due to other related parties	2,391
Accrued expenses and other liabilities	39,927

Total liabilities	993,930

Net assets	$260,589,400

Net assets represented by
Paid-in capital	$259,316,719
Undistributed net investment income	42,595
Accumulated net realized losses on investments	(8,030,579)
Net unrealized gains on investments	9,260,665

Total net assets	$260,589,400

Net assets consists of
Class A	$53,633,077
Class B	21,415,667
Class C	8,752,687
Class I	176,787,969

Total net assets	$260,589,400

Shares outstanding (unlimited number of shares authorized)
Class A	4,947,059
Class B	1,975,442
Class C	807,382
Class I	16,307,336

Net asset value per share
Class A	$10.84
Class A — Offering price (based on sales charge of 4.75%)	$11.38
Class B	$10.84
Class C	$10.84
Class I	$10.84

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended March 31, 2006

Investment income
Interest	$12,612,142
Income from affiliate	194,515

Total investment income	12,806,657

Expenses
Advisory fee	1,121,448
Distribution Plan expenses
Class A	159,881
Class B	236,821
Class C	96,729
Administrative services fee	265,643
Transfer agent fees	59,422
Trustees’ fees and expenses	4,577
Printing and postage expenses	23,617
Custodian and accounting fees	83,360
Registration and filing fees	46,355
Professional fees	25,366
Other	11,993

Total expenses	2,135,212
Less: Expense reductions	(4,226)
Expense reimbursements	(22,693)

Net expenses	2,108,293

Net investment income	10,698,364

Net realized and unrealized gains or losses on investments
Net realized gains on investments	555,915
Net change in unrealized gains or losses on investments	(3,510,865)

Net realized and unrealized gains or losses on investments	(2,954,950)

Net increase in net assets resulting from operations	$7,743,414

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,

	2006		2005

Operations
Net investment income		$10,698,364		$10,765,162
Net realized gains or losses on
investments		555,915		(109,192)
Net change in unrealized gains or losses
on investments		(3,510,865)		(7,287,417)

Net increase in net assets resulting from
operations		7,743,414		3,368,553

Distributions to shareholders from
Net investment income
Class A		(2,068,930)		(2,097,021)
Class B		(753,750)		(912,186)
Class C		(308,119)		(308,202)
Class I		(7,542,853)		(7,444,355)

Total distributions to shareholders		(10,673,652)		(10,761,764)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	602,201	6,576,800	694,928	7,670,432
Class B	140,271	1,537,854	178,146	1,972,160
Class C	176,039	1,933,077	191,893	2,129,746
Class I	1,968,967	21,600,343	2,060,326	22,799,809

		31,648,074		34,572,147

Net asset value of shares issued in
reinvestment of distributions
Class A	119,235	1,306,577	109,936	1,215,438
Class B	47,941	525,608	55,753	616,385
Class C	14,502	158,989	14,191	156,890
Class I	16,644	182,496	16,624	183,797

		2,173,670		2,172,510

Automatic conversion of Class B
shares to Class A shares
Class A	166,905	1,827,190	207,968	2,308,262
Class B	(166,905)	(1,827,190)	(207,968)	(2,308,262)

		0		0

Payment for shares redeemed
Class A	(691,048)	(7,575,548)	(1,522,317)	(16,839,953)
Class B	(357,012)	(3,915,460)	(659,304)	(7,288,848)
Class C	(269,640)	(2,948,361)	(219,110)	(2,425,142)
Class I	(2,249,570)	(24,643,858)	(1,641,479)	(18,145,156)

		(39,083,227)		(44,699,099)

Net decrease in net assets resulting from
capital share transactions		(5,261,483)		(7,954,442)

Total decrease in net assets		(8,191,721)		(15,347,653)
Net assets
Beginning of period		268,781,121		284,128,774

End of period	$ 260,589,400		$ 268,781,121

Undistributed net investment income		$42,595		$17,337

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New Jersey Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

20

NOTES TO FINANCIAL STATEMENTS continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to market discount. During the year ended March 31, 2006, the following amounts were reclassified:

Undistributed net investment income	$546
Accumulated net realized losses on investments	(546)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $22,693.

21

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended March 31, 2006, EIS received $6,694 from the sale of Class A shares and $1,066, $51,571 and $2,294 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $47,350,111 and $68,268,199, respectively, for the year ended March 31, 2006.

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $248,668,827. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,454,530 and $193,865, respectively, with a net unrealized appreciation of $9,260,665.

As of March 31, 2006, the Fund had $8,030,579 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012	2013

$449,426	$5,635,479	$972,505	$183,574	$680,404	$109,191

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2006, the Fund did not participate in the interfund lending program.

22

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryovers

$42,595	$9,260,665	$8,030,579

The tax character of distributions paid was as follows:

	Year Ended March 31,

	2006	2005

Ordinary Income	$61,535	$61,657
Exempt-Interest Income	10,612,117	10,700,107

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended March 31, 2006, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations

23

NOTES TO FINANCIAL STATEMENTS continued

relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

24

NOTES TO FINANCIAL STATEMENTS continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New Jersey Municipal Bond Fund, a series of Evergreen Municipal Trust, as of March 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New Jersey Municipal Bond Fund, as of March 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 26, 2006

26

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended March 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.42% . The percentage of distributions subject to the federal alternative minimum tax and New Jersey state income tax will be reported to shareholders in January 2007.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The
Trustee	Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1991	Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former
Other directorships: None	Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee,
DOB: 10/23/1938	Mentor Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family;
Trustee	Director, Diversapack Co.; Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and
DOB: 7/14/1939	Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies,
Other directorships: None	LLP (communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former
DOB: 6/2/1947	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566393 rv3 5/2006

Evergreen New York Municipal Bond Fund

# Evergreen

## NEW YORK MUNICIPAL BOND FUND

Annual Report
as of March 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
May 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen New York Municipal Bond Fund, which covers the twelve-month period ended March 31, 2006.

Fixed income investors were forced to endure a series of challenges over the past year. Varying rates of economic growth, tighter monetary policy and surging energy prices led the list of concerns, while hurricanes devastated much of the Gulf region and inflation fears grew with the prospect of increased federal spending. Not surprisingly, each of these issues periodically contributed to bouts of market volatility. It is during times such as these that the importance of asset allocation becomes increasingly evident, and we believe it is crucial for investors to extend the diversification process further to consider including strategies within an asset class, such as those available in Evergreen’s municipal bond funds.

Reports on the economy frequently delivered confusing signals during the investment period. While growth was expected to moderate as the expansion matured, the economy showed surprising strength, particularly in the third quarter of 2005 and the first quarter of 2006, as Gross Domestic Product (“GDP”) grew in excess of 4%. The lag effects of higher energy prices and tighter monetary policy were evident in the last quarter of 2005, as GDP growth barely exceeded 1.5% . The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not the short-term volatility was an indication of pending weakness, Evergreen’s Investment Strategy Committee focused on the breadth of economic output, particularly personal consumption and capital investment. We concluded that while personal consumption may

1

LETTER TO SHAREHOLDERS continued

soften from unusually high levels, increased business investment could lead GDP growth to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were solid in our view. Our portfolio teams based many of their investment decisions on these positive macro-economic trends.

Despite the mixed signals from the economy, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline for much of the period and the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

Throughout this timeframe, our municipal bond teams attempted to capitalize on trends within the tax-advantaged market. As spreads narrowed on the municipal yield curve, our portfolio managers attempted to capture yield on the short-end while seeking to maximize total return within longer-dated maturities. In addition, our analysts tried to identify issues in the sector with the best credit quality, and our relative lack of exposure to issuers in the Gulf region aided portfolios in the aftermath of the hurricanes. In addition, the growth in new issuance was less challenging than originally anticipated, as demand was met from non-traditional investors, including hedge funds and insurance

2

LETTER TO SHAREHOLDERS continued

companies, who viewed municipal securities as attractively valued relative to their counterparts in the U.S. Treasury market.

We encourage investors to maintain their diversified fixed income strategies, including exposure to Evergreen’s Municipal Bond Funds, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of March 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Michael Pietronico

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/3/1995

	Class A	Class B	Class C	Class I
Class inception date	10/17/2001	11/8/2002	11/8/2002	4/3/1995

Nasdaq symbol	EOYAX	EOYBX	EOYCX	EOYIX

Average annual return*

1-year with sales charge	-1.78%	-2.50%	1.45%	N/A

1-year w/o sales charge	3.15%	2.43%	2.43%	3.46%

5-year	3.50%	3.76%	4.09%	4.80%

10-year	4.81%	5.10%	5.10%	5.46%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of the fund’s predecessor fund, OFFIT New York Municipal Fund, and prior to its inception, on the Select shares, the original class offered by the fund’s predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of the fund’s predecessor fund.The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee.These fees are 0.25% for Advisor shares, 0.30% for Class A and 1.00% for Classes B and C. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen New York Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 3.15% for the twelve-month period ended March 31, 2006, excluding any applicable sales charges. During the same period, the LB5YMBI returned 2.14% .

The fund seeks maximum after-tax total return for New York residents, consistent with a prudent level of credit risk.

The emphasis on municipal bonds with 12-to-15 year maturities helped the fund outdistance its benchmark for the fiscal year. The dominant trend in the fixed income markets over the period was the flattening of the yield curve-the difference in yields between short-term and long-term maturities shrinking. In this environment, intermediate- and longer-duration securities had more stable interest rates-and less volatile prices-than securities with maturities of one-to-five years, where faster-rising interest rates tended to undermine prices. Throughout the twelve months, we emphasized securities at the longer-end of the intermediate spectrum. The portfolio’s average duration at the end of the fiscal year was 6.32 years.

We continued to hold better-quality securities and experienced no problems with weakening or downgrading of the creditworthiness of any of our holdings. Average credit quality of portfolio holdings at the end of the fiscal year was AAA.

Our emphasis on higher quality securities tended to detract from results. During the period, there were no major credit issues that surfaced in the municipal bond market. Lower-quality, higher-yielding bonds outperformed higher-quality securities, as yield-seeking investors sought out bonds from the riskiest sectors of the high-yield market. We de-emphasized the tobacco, hospital and airline sectors which all saw an increase in performance due to litigation settlements and high revenues.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of March 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2005	3/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,003.17	$ 4.30
Class B	$ 1,000.00	$ 999.67	$ 8.03
Class C	$ 1,000.00	$ 999.67	$ 8.03
Class I	$ 1,000.00	$ 1,004.67	$ 3.05
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.64	$ 4.33
Class B	$ 1,000.00	$ 1,016.90	$ 8.10
Class C	$ 1,000.00	$ 1,016.90	$ 8.10
Class I	$ 1,000.00	$ 1,021.89	$ 3.07

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.86% for Class A, 1.61% for Class B, 1.61% for Class C and 0.61% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended March 31,				Year Ended December 31,

CLASS A	2006	2005	2004	2003[1]	2002[2]	2001[2,3]

Net asset value, beginning of period	$10.95	$11.24	$11.21	$11.22	$10.77	$11.31

Income from investment operations
Net investment income (loss)	0.36	0.35	0.31	0.08	0.36	0.06
Net realized and unrealized gains or losses on investments	(0.01)[4]	(0.23)	0.27	(0.01)	0.67	(0.16)

Total from investment operations	0.35	0.12	0.58	0.07	1.03	(0.10)

Distributions to shareholders from
Net investment income	(0.36)	(0.34)	(0.32)	(0.08)	(0.36)	(0.06)
Net realized gains	(0.15)	(0.07)	(0.23)	0	(0.22)	(0.38)

Total distributions to shareholders	(0.51)	(0.41)	(0.55)	(0.08)	(0.58)	(0.44)

Net asset value, end of period	$10.79	$10.95	$11.24	$11.21	$11.22	$10.77

Total return[5]	3.15%	1.06%	5.26%	0.60%	9.76%	(0.79%)

Ratios and supplemental data
Net assets, end of period (thousands)	$5,984	$5,158	$5,234	$2,736	$2,015	$ 50
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.87%	0.90%	0.91%	0.82%[6]	0.78%	0.75%[6]
Expenses excluding waivers/reimbursements
and expense reductions	0.91%	0.91%	0.91%	0.94%[6]	0.87%	0.86%[6]
Net investment income (loss)	3.27%	3.14%	2.80%	2.85%[6]	3.24%	2.82%[6]
Portfolio turnover rate	23%	42%	150%	42%	286%	245%

[1] For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective
March 31, 2003.
[2] Effective at the close of business on November 8, 2002, the Fund acquired the net assets of OFFIT New York Municipal Fund
(“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of OFFIT Fund Advisor shares.
[3] For the period from October 17, 2001 (commencement of class operations), to December 31, 2001.
[4] The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[5] Excluding applicable sales charges
[6] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended March 31,				Year Ended
					December 31,
CLASS B	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$10.95	$11.24	$11.21	$11.22	$11.14

Income from investment operations
Net investment income (loss)	0.28	0.27	0.24	0.06	0.04
Net realized and unrealized gains or losses on investments	(0.01)[3]	(0.23)	0.26	(0.01)	0.08

Total from investment operations	0.27	0.04	0.50	0.05	0.12

Distributions to shareholders from
Net investment income	(0.28)	(0.26)	(0.24)	(0.06)	(0.04)
Net realized gains	(0.15)	(0.07)	(0.23)	0	0

Total distributions to shareholders	(0.43)	(0.33)	(0.47)	(0.06)	(0.04)

Net asset value, end of period	$10.79	$10.95	$11.24	$11.21	$11.22

Total return[4]	2.43%	0.36%	4.52%	0.42%	1.07%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,733	$4,515	$4,154	$2,342	$ 972
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.61%	1.61%	1.61%	1.58%[5]	1.53%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.61%	1.61%	1.61%	1.70%[5]	1.62%[5]
Net investment income (loss)	2.53%	2.43%	2.10%	2.11%[5]	2.42%[5]
Portfolio turnover rate	23%	42%	150%	42%	286%

[1] For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective
March 31, 2003.
[2] For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.
[3] The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[4] Excluding applicable sales charges
[5] Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended March 31,				Year Ended
					December 31,
CLASS C	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$10.95	$11.24	$11.21	$11.22	$11.14

Income from investment operations
Net investment income (loss)	0.28	0.27	0.24	0.06	0.04
Net realized and unrealized gains or losses on investments	(0.01)[3]	(0.23)	0.26	(0.01)	0.08

Total from investment operations	0.27	0.04	0.50	0.05	0.12

Distributions to shareholders from
Net investment income	(0.28)	(0.26)	(0.24)	(0.06)	(0.04)
Net realized gains	(0.15)	(0.07)	(0.23)	0	0

Total distributions to shareholders	(0.43)	(0.33)	(0.47)	(0.06)	(0.04)

Net asset value, end of period	$10.79	$10.95	$11.24	$11.21	$11.22

Total return[4]	2.43%	0.36%	4.52%	0.42%	1.07%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,691	$6,429	$6,205	$4,747	$3,357
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.61%	1.61%	1.61%	1.57%[5]	1.52%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.61%	1.61%	1.61%	1.69%[5]	1.61%[5]
Net investment income (loss)	2.52%	2.43%	2.10%	2.10%[5]	2.31%[5]
Portfolio turnover rate	23%	42%	150%	42%	286%

[1] For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.
[2] For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.
[3] The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[4] Excluding applicable sales charges
[5] Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended March 31,				Year Ended December 31,

CLASS I	2006	2005	2004	2003[1]	2002[2]	2001[2]

Net asset value, beginning of period	$ 10.95	$ 11.24	$ 11.21	$ 11.22	$ 10.77	$ 10.90

Income from investment operations
Net investment income (loss)	0.39	0.38	0.35	0.08	0.38	0.38
Net realized and unrealized gains or losses on investments	(0.01)[3]	(0.23)	0.26	(0.01)	0.67	0.25

Total from investment operations	0.38	0.15	0.61	0.07	1.05	0.63

Distributions to shareholders from
Net investment income	(0.39)	(0.37)	(0.35)	(0.08)	(0.38)	(0.38)
Net realized gains	(0.15)	(0.07)	(0.23)	0	(0.22)	(0.38)

Total distributions to shareholders	(0.54)	(0.44)	(0.58)	(0.08)	(0.60)	(0.76)

Net asset value, end of period	$ 10.79	$ 10.95	$ 11.24	$ 11.21	$ 11.22	$ 10.77

Total return	3.46%	1.36%	5.57%	0.66%	10.04%	5.94%

Ratios and supplemental data
Net assets, end of period (thousands)	$68,474	$81,386	$94,588	$102,678	$101,193	$101,878
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.61%	0.60%	0.61%	0.58%[4]	0.51%	0.50%
Expenses excluding waivers/reimbursements and expense reductions	0.61%	0.60%	0.61%	0.70%[4]	0.60%	0.61%
Net investment income (loss)	3.52%	3.38%	3.09%	3.11%[4]	3.48%	3.43%
Portfolio turnover rate	23%	42%	150%	42%	286%	245%

[1] For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective
March 31, 2003.
[2] Effective at the close of business on November 8, 2002, the Fund acquired the net assets of OFFIT New York Municipal Fund
(“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of OFFIT Fund Select shares.
[3] The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[4] Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 96.7%
GENERAL OBLIGATION - LOCAL 29.9%
Bethlehem, NY Sch. Dist. GO, 4.00%, 01/15/2018, (Insd. by FSA)	$ 180,000	$ 176,015
Brookhaven, NY GO, 5.00%, 08/15/2015, (Insd. by MBIA)	1,790,000	1,925,485
Byram Hills, NY Sch. Dist. GO, Ser. B, 5.00%, 10/15/2019, (Insd. by MBIA)	1,880,000	2,017,973
Commack, NY Sch. Dist. GO, 4.00%, 11/15/2016, (Insd. by FGIC)	660,000	657,941
Dover, NY Sch. Dist. GO, Ser. B, 5.00%, 09/01/2014, (Insd. by FSA)	1,000,000	1,077,730
Hempstead, NY GO, Ser. A, 5.00%, 03/01/2018	425,000	457,848
Lake Placid, NY Sch. Dist. GO:
5.00%, 06/15/2018, (Insd. by FGIC)	845,000	917,408
5.00%, 06/15/2019, (Insd. by FGIC)	885,000	962,712
Liverpool, NY Sch. Dist. GO, 5.125%, 07/15/2016, (Insd. by FSA)	1,165,000	1,236,764
Millbrook, NY Sch. Dist. GO, 4.25%, 06/01/2019, (Insd. by FSA)	585,000	585,772
Nanuet, NY Sch. Dist. GO, 4.00%, 10/15/2016, (Insd. by FSA)	1,555,000	1,550,475
New York, NY GO:
Ser. A, 5.00%, 08/01/2019	640,000	671,098
Ser. C, 5.50%, 08/01/2014	500,000	539,715
Ser. G:
5.00%, 12/01/2019	250,000	261,430
5.00%, 12/01/2021	1,000,000	1,041,320
Ser. H, 5.00%, 08/01/2020	300,000	312,639
New York, NY GO TCR, Ser. D, 5.00%, 08/01/2017, (Insd. by CIFG Svcs., Inc.)	1,000,000	1,056,760
Onondaga Cnty., NY GO, Ser. A:
5.00%, 05/01/2016	1,250,000	1,314,113
5.00%, 07/15/2017	1,460,000	1,543,395
Orange Cnty., NY GO, Ser. A, 5.00%, 07/15/2020	500,000	530,075
Pittsford, NY Central Sch. Dist. GO, 4.00%, 10/01/2016	1,000,000	992,970
Putnam Cnty., NY GO:
4.375%, 01/15/2019	500,000	508,140
4.375%, 01/15/2020	520,000	527,004
4.375%, 01/15/2021	545,000	550,815
Suffolk Cnty., NY GO, Ser. A, 5.00%, 05/01/2016, (Insd. by MBIA)	4,000,000	4,239,800

		25,655,397

GENERAL OBLIGATION - STATE 1.2%
New York GO, Ser. A:
4.50%, 03/15/2019	500,000	508,850
4.50%, 03/15/2020	530,000	537,802

		1,046,652

HOUSING 12.8%
New York Dorm. Auth. RB:
Peekskill City Sch. Dist., 4.50%, 10/01/2020	500,000	507,730
Univ. Dorm. Facs.:
5.00%, 07/01/2019, (Insd. by MBIA)	960,000	1,012,282
Ser. A:
5.00%, 07/01/2017, (Insd. by FGIC)	1,805,000	1,906,730
5.00%, 07/01/2019, (Insd. by MBIA)	1,635,000	1,730,435
Ser. C, 5.00%, 07/01/2020, (Insd. by MBIA)	1,725,000	1,821,634
See Notes to Financial Statements
11

SCHEDULE OF INVESTMENTS continued

March 31, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New York HFA RB, Personal Income Tax, Ser. A:
5.25%, 09/15/2015, (Insd. by MBIA)	$1,775,000	$ 1,923,532
5.25%, 09/15/2018, (Insd. by MBIA)	1,000,000	1,083,680
New York Mtge. Agcy. SFHRB:
Ser. 67, 5.30%, 10/01/2010	585,000	602,018
Ser. 102, 4.70%, 10/01/2016	350,000	359,569

		10,947,610

INDUSTRIAL DEVELOPMENT REVENUE 3.6%
Troy, NY IDA Civic Facs. RRB, Rensselaer Polytechnic Institute, Ser. A:
5.50%, 09/01/2012	1,145,000	1,240,837
5.50%, 09/01/2013	1,100,000	1,188,847
5.50%, 09/01/2015	620,000	671,057

		3,100,741

MISCELLANEOUS REVENUE 0.4%
New York Battery Park City Auth. RB, Ser. A, 5.25%, 11/01/2017	300,000	322,686

POWER 4.3%
Long Island, NY Power Auth. Elec. Sys. RB, Ser. A, 5.00%, 12/01/2019,
(Insd. by FGIC)	1,500,000	1,590,735
New York Power Auth. RB, Ser. A:
5.00%, 11/15/2017	1,000,000	1,056,740
5.25%, 11/15/2016	1,000,000	1,073,490

		3,720,965

SALES TAX 15.8%
Nassau Cnty., NY Interim Fin. Auth. RB, Ser. A:
5.00%, 11/15/2016, (Insd. by AMBAC)	1,500,000	1,583,925
5.00%, 11/15/2017, (Insd. by AMBAC)	1,425,000	1,507,393
Nassau Cnty., NY Interim Fin. Auth. RRB, Ser. B, 5.00%, 11/15/2017	1,000,000	1,057,820
New York Grand Central Dist. Mgmt. Assn. RRB, Business Impt. Proj., 5.00%,
01/01/2018	1,000,000	1,042,310
New York Local Govt. Assistance Corp. RB, Ser. C, 5.50%, 04/01/2017	500,000	551,620
New York, NY TFA RB:
Ser. C, 5.25%, 02/15/2018	1,450,000	1,547,556
Ser. G, 5.00%, 08/01/2018	3,925,000	4,142,759
New York Sales Tax Asset Receivable Corp. RB, Ser. A, 5.00%, 10/15/2017,
(Insd. by MBIA) #	2,000,000	2,124,400

		13,557,783

TRANSPORTATION 15.9%
Metropolitan Trans. Auth. RB:
Ser. B:
5.25%, 11/15/2017, (Insd. by FGIC)	1,825,000	1,967,313
5.25%, 11/15/2018, (Insd. by FGIC)	2,430,000	2,619,491
Ser. C, 5.00%, 11/15/2015	1,000,000	1,061,360
See Notes to Financial Statements
12

SCHEDULE OF INVESTMENTS continued

March 31, 2006	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
New York Thruway Auth. RB:
Gen. Hwy. & Bridge, Ser. A, 5.00%, 04/01/2019, (Insd. by MBIA)	$1,500,000	$ 1,577,700
Ser. A:
5.00%, 03/15/2017, (Insd. by MBIA)	1,000,000	1,055,260
5.00%, 03/15/2018, (Insd. by MBIA)	500,000	527,605
New York Triborough Bridge & Tunnel Auth. RB, Ser. A, 5.25%, 01/01/2015	1,235,000	1,318,745
New York Triborough Bridge & Tunnel Auth. RRB, Ser. B, 5.25%, 11/15/2018	2,065,000	2,218,120
Port Auth. of New York & New Jersey RB:
Ser. 125, 5.00%, 10/15/2019, (Insd. by FSA)	1,000,000	1,054,420
Ser. 142, 5.00%, 07/15/2021	250,000	262,623

		13,662,637

WATER & SEWER 12.8%
New York Env. Facs. Corp. RB, Clean Drinking Water Proj.:
5.00%, 06/15/2017	3,500,000	3,719,030
Ser. B:
5.00%, 11/15/2017	1,250,000	1,325,312
5.25%, 06/15/2016	1,465,000	1,567,653
New York, NY Muni. Water Fin. Auth. RB, Ser. B, 5.00%, 06/15/2017	4,150,000	4,379,661

		10,991,656

Total Municipal Obligations (cost $82,036,864)		83,006,127

	Shares	Value

SHORT-TERM INVESTMENTS 2.9%
MUTUAL FUND SHARES 2.9%
Evergreen New York Municipal Money Market Fund (Q) ## (cost $2,519,268)	2,519,268	2,519,268

Total Investments (cost $84,556,132) 99.6%		85,525,395
Other Assets and Liabilities 0.4%		356,603

Net Assets 100.0%		$ 85,881,998

# When-issued or delayed delivery security
(Q) Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
## All or a portion of this security has been segregated for when-issued or delayed delivery securities.
See Notes to Financial Statements
13

SCHEDULE OF INVESTMENTS continued
March 31, 2006

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TCR	Transferable Custody Receipts
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of March 31, 2006:

New York	97.1%
Non-state specific	2.9%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of March 31, 2006 (unaudited):

AAA	71.6%
AA	20.2%
A	8.2%

100.0%

The following table shows the percent of total investments by maturity as of March 31, 2006 (unaudited):

Less than 1 year	2.9%
3 to 5 years	0.7%
5 to 10 years	12.7%
10 to 20 years	83.7%

100.0%

See Notes to Financial Statements
14

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006

Assets
Investments in securities, at value (cost $82,036,864)	$ 83,006,127
Investments in affiliated money market fund, at value (cost $2,519,268)	2,519,268

Total investments	85,525,395
Receivable for Fund shares sold	3,784
Interest receivable	1,137,534
Prepaid expenses and other assets	44,345

Total assets	86,711,058

Liabilities
Dividends payable	121,739
Payable for securities purchased	544,029
Payable for Fund shares redeemed	138,082
Advisory fee payable	2,473
Distribution Plan expenses payable	813
Due to other related parties	1,076
Accrued expenses and other liabilities	20,848

Total liabilities	829,060

Net assets	$ 85,881,998

Net assets represented by
Paid-in capital	$ 84,585,548
Undistributed net investment income	14,249
Accumulated net realized gains on investments	312,938
Net unrealized gains on investments	969,263

Total net assets	$ 85,881,998

Net assets consists of
Class A	$ 5,984,100
Class B	4,733,175
Class C	6,691,148
Class I	68,473,575

Total net assets	$ 85,881,998

Shares outstanding (unlimited number of shares authorized)
Class A	554,592
Class B	438,675
Class C	620,137
Class I	6,346,218

Net asset value per share
Class A	$ 10.79
Class A — Offering price (based on sales charge of 4.75%)	$ 11.33
Class B	$ 10.79
Class C	$ 10.79
Class I	$ 10.79

See Notes to Financial Statements
15

STATEMENT OF OPERATIONS

Year Ended March 31, 2006

Investment income
Interest	$ 3,798,203
Income from affiliate	45,465

Total investment income	3,843,668

Expenses
Advisory fee	325,444
Distribution Plan expenses
Class A	17,227
Class B	46,814
Class C	67,996
Administrative services fee	92,513
Transfer agent fees	18,873
Trustees’ fees and expenses	9,792
Printing and postage expenses	21,857
Custodian and accounting fees	20,524
Registration and filing fees	54,589
Professional fees	23,608
Other	3,221

Total expenses	702,458
Less: Expense reductions	(1,351)
Expense reimbursements	(2,469)

Net expenses	698,638

Net investment income	3,145,030

Net realized and unrealized gains or losses on investments
Net realized gains on investments	1,235,056
Net change in unrealized gains or losses on investments	(1,201,675)

Net realized and unrealized gains or losses on investments	33,381

Net increase in net assets resulting from operations	$ 3,178,411

See Notes to Financial Statements
16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,

	2006		2005

Operations
Net investment income	$ 3,145,030		$ 3,396,365
Net realized gains on investments		1,235,056		330,253
Net change in unrealized gains or losses
on investments		(1,201,675)		(2,410,260)

Net increase in net assets resulting from
operations		3,178,411		1,316,358

Distributions to shareholders from
Net investment income
Class A		(185,288)		(137,101)
Class B		(118,254)		(102,909)
Class C		(171,615)		(142,024)
Class I		(2,669,666)		(2,998,890)
Net realized gains
Class A		(79,086)		(24,285)
Class B		(60,849)		(26,312)
Class C		(91,765)		(33,756)
Class I		(986,351)		(529,933)

Total distributions to shareholders		(4,362,874)		(3,995,210)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	190,323	2,110,631	245,336	2,729,768
Class B	63,797	699,702	100,753	1,117,798
Class C	249,463	2,758,783	205,816	2,285,323
Class I	579,748	6,406,787	1,363,870	14,922,220

		11,975,903		21,055,109

Net asset value of shares issued in
reinvestment of distributions
Class A	17,327	189,409	8,975	99,363
Class B	11,740	128,207	7,966	88,223
Class C	15,426	168,585	10,090	111,794
Class I	181,694	1,987,077	185,943	2,057,029

		2,473,278		2,356,409

Automatic conversion of Class B shares
to Class A shares
Class A	1,573	17,334	9,662	107,883
Class B	(1,573)	(17,334)	(9,662)	(107,883)

		0		0

Payment for shares redeemed
Class A	(125,725)	(1,390,617)	(258,649)	(2,861,731)
Class B	(47,707)	(525,544)	(56,296)	(624,314)
Class C	(232,008)	(2,556,623)	(180,791)	(1,996,818)
Class I	(1,848,984)	(20,398,022)	(2,533,204)	(27,943,008)

		(24,870,806)		(33,425,871)

Net decrease in net assets resulting from
capital share transactions		(10,421,625)		(10,014,353)

Total decrease in net assets		(11,606,088)		(12,693,205)
Net assets
Beginning of period		97,488,086		110,181,291

End of period	$ 85,881,998		$ 97,488,086

Undistributed net investment income	$ 14,249		$ 14,042

See Notes to Financial Statements
17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New York Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

18

NOTES TO FINANCIAL STATEMENTS continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.35% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $2,469.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

19

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended March 31, 2006, EIS received $4,531 from the sale of Class A shares and $13,108 and $3,959 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $20,620,086 and $33,966,402, respectively, for the year ended March 31, 2006.

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $84,583,144. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,221,111 and $278,860, respectively, with a net unrealized appreciation of $942,251.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed
Undistributed	Exempt-Interest	Long-term	Unrealized
Ordinary Income	Income	Capital Gain	Appreciation

$ 3,658	$ 14,249	$ 336,292	$ 942,251

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

20

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended March 31,

	2006	2005

Ordinary Income	$ 76,973	$ 299,978
Exempt-Interest Income	3,144,394	3,380,621
Long-term Capital Gain	1,141,507	314,611

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended March 31, 2006, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to

21

NOTES TO FINANCIAL STATEMENTS continued

comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any

22

NOTES TO FINANCIAL STATEMENTS continued

of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New York Municipal Bond Fund, a series of Evergreen Municipal Trust, as of March 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New York Municipal Bond Fund, as of March 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 26, 2006

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $1,141,507 for the fiscal year ended March 31, 2006.

For the fiscal year ended March 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.99% . The percentage of distributions subject to the federal alternative minimum tax and New York state income tax will be reported to shareholders in January 2007.

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee,
DOB: 10/23/1938	Mentor Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family;
Trustee	Director, Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln
DOB: 2/14/1939	Educational Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee,
The Phoenix Group of Mutual
Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies,
Other directorships: None	LLP (communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former
DOB: 6/2/1947	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of
Trustees, P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

569841 rv2 5/2006

Evergreen Pennsylvania Municipal Bond Fund

# Evergreen

PENNSYLVANIA MUNICIPAL BOND FUND

**Annual Report**
**as of March 31, 2006**

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
23	STATEMENT OF ASSETS AND LIABILITIES
24	STATEMENT OF OPERATIONS
25	STATEMENTS OF CHANGES IN NET ASSETS
26	NOTES TO FINANCIAL STATEMENTS
32	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
33	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Pennsylvania Municipal Bond Fund, which covers the twelve-month period ended March 31, 2006.

Fixed income investors were forced to endure a series of challenges over the past year. Varying rates of economic growth, tighter monetary policy and surging energy prices led the list of concerns, while hurricanes devastated much of the Gulf region and inflation fears grew with the prospect of increased federal spending. Not surprisingly, each of these issues periodically contributed to bouts of market volatility. It is during times such as these that the importance of asset allocation becomes increasingly evident, and we believe it is crucial for investors to extend the diversification process further to consider including strategies within an asset class, such as those available in Evergreen’s municipal bond funds.

Reports on the economy frequently delivered confusing signals during the investment period. While growth was expected to moderate as the expansion matured, the economy showed surprising strength, particularly in the third quarter of 2005 and the first quarter of 2006, as Gross Domestic Product (“GDP”) grew in excess of 4%. The lag effects of higher energy prices and tighter monetary policy were evident in the last quarter of 2005, as GDP growth barely exceeded 1.5% . The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not the short-term volatility was an indication of pending weakness, Evergreen’s Investment Strategy Committee focused on the breadth of economic output, particularly personal consumption and capital investment. We concluded that while personal consumption may

LETTER TO SHAREHOLDERS continued

soften from unusually high levels, increased business investment could lead GDP growth to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were solid in our view. Our portfolio teams based many of their investment decisions on these positive macro-economic trends.

Despite the mixed signals from the economy, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline for much of the period and the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

Throughout this timeframe, our municipal bond teams attempted to capitalize on trends within the tax-advantaged market. As spreads narrowed on the municipal yield curve, our portfolio managers attempted to capture yield on the short-end while seeking to maximize total return within longer-dated maturities. In addition, our analysts tried to identify issues in the sector with the best credit quality, and our relative lack of exposure to issuers in the Gulf region aided portfolios in the aftermath of the hurricanes. In addition, the growth in new issuance was less challenging than originally anticipated, as demand was met from non-traditional investors, including hedge funds and insurance

LETTER TO SHAREHOLDERS continued

companies, who viewed municipal securities as attractively valued relative to their counterparts in the U.S. Treasury market.

We encourage investors to maintain their diversified fixed income strategies, including exposure to Evergreen’s Municipal Bond Funds, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of March 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Charles E. Jeanne, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/27/1990
	Class A	Class B	Class C	Class I
Class inception date	12/27/1990	2/1/1993	2/1/1993	11/24/1997

Nasdaq symbol	EKVAX	EKVBX	EKVCX	EKVYX

Average annual return*

1-year with sales charge	-1.87%	-2.62%	1.34%	N/A

1-year w/o sales charge	3.04%	2.32%	2.32%	3.35%

5-year	3.28%	3.28%	3.62%	4.59%

10-year	4.43%	4.28%	4.27%	5.18%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. These historical returns for Class I reflect the 0.25% 12b-1 fee in effect for Class A. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Pennsylvania Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 3.04% for the twelve-month period ended March 31, 2006, excluding any applicable sales charges. During the same period, the LBMBI returned 3.81% .

The fund seeks the highest possible current income, exempt from federal income taxes, other than the alternative minimum tax, and Pennsylvania state income taxes while preserving capital.

For most of the period, we managed the fund by focusing on yield, income and price stability. This led us to emphasize lower-volatility bonds, which underperformed long-term bonds during the fiscal year. However, late in the fiscal year we began to focus more on total return as well as yield and began lengthening the duration of the portfolio by increasing our investment in longer maturing bonds. As portfolio holdings matured or were called, we selectively reinvested the proceeds in A- and AA-rated bonds that provided attractive yields. At the end of the fiscal year, the portfolio’s duration was 4.98 years, which was longer than it had been for most of the year. Average credit quality remained high at AA.

Our emphasis on lower-volatility securities limited our upside potential during the year, as longer-maturity bonds outperformed the short-end of the yield curve by generating additional income. Also holding back relative performance was our decision in early 2006 to reduce positions in some higher-yielding bonds that we thought contained more downside risk than upside potential. However, the sector held steady in spite of rising rates as the market continued to seek out yield.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of March 31, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2005	3/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,005.32	$ 3.30
Class B	$ 1,000.00	$ 1,002.65	$ 7.04
Class C	$ 1,000.00	$ 1,002.68	$ 7.04
Class I	$ 1,000.00	$ 1,007.71	$ 2.05
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.64	$ 3.33
Class B	$ 1,000.00	$ 1,017.90	$ 7.09
Class C	$ 1,000.00	$ 1,017.90	$ 7.09
Class I	$ 1,000.00	$ 1,022.89	$ 2.07

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.66% for Class A, 1.41% for Class B, 1.41% for Class C and 0.41% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 11.38	$ 11.67	$11.63	$ 11.18	$ 11.34

Income from investment operations
Net investment income (loss)	0.48	0.49	0.49	0.52	0.54
Net realized and unrealized gains or losses on investments	(0.14)	(0.29)	0.04	0.45	(0.16)

Total from investment operations	0.34	0.20	0.53	0.97	0.38

Distributions to shareholders from
Net investment income	(0.47)	(0.49)	(0.49)	(0.52)	(0.54)

Net asset value, end of period	$ 11.25	$ 11.38	$11.67	$ 11.63	$ 11.18

Total return[1]	3.04%	1.73%	4.70%	8.79%	3.37%

Ratios and supplemental data
Net assets, end of period (thousands)	$57,847	$60,367	$68,275	$66,026	$58,010
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.67%	0.69%	0.70%	0.65%	0.64%
Expenses excluding waivers/reimbursements and expense reductions	0.71%	0.70%	0.70%	0.65%	0.64%
Net investment income (loss)	4.22%	4.26%	4.25%	4.48%	4.75%
Portfolio turnover rate	43%	28%	20%	18%	23%

1 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 11.34	$ 11.62	$11.57	$ 11.11	$ 11.26

Income from investment operations
Net investment income (loss)	0.39	0.40	0.41	0.44	0.46
Net realized and unrealized gains or losses on investments	(0.13)	(0.28)	0.05	0.45	(0.16)

Total from investment operations	0.26	0.12	0.46	0.89	0.30

Distributions to shareholders from
Net investment income	(0.39)	(0.40)	(0.41)	(0.43)	(0.45)

Net asset value, end of period	$ 11.21	$ 11.34	$11.62	$ 11.57	$ 11.11

Total return[1]	2.32%	1.10%	4.05%	8.10%	2.68%

Ratios and supplemental data
Net assets, end of period (thousands)	$31,415	$36,841	$42,361	$43,463	$34,681
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.41%	1.40%	1.40%	1.40%	1.39%
Expenses excluding waivers/reimbursements and expense reductions	1.41%	1.40%	1.40%	1.40%	1.39%
Net investment income (loss)	3.48%	3.55%	3.54%	3.72%	3.98%
Portfolio turnover rate	43%	28%	20%	18%	23%

1 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 11.36	$ 11.64	$11.59	$ 11.13	$ 11.28

Income from investment operations
Net investment income (loss)	0.40	0.40	0.41	0.44	0.49
Net realized and unrealized gains or losses on investments	(0.14)	(0.28)	0.05	0.45	(0.19)

Total from investment operations	0.26	0.12	0.46	0.89	0.30

Distributions to shareholders from
Net investment income	(0.39)	(0.40)	(0.41)	(0.43)	(0.45)

Net asset value, end of period	$ 11.23	$ 11.36	$11.64	$ 11.59	$ 11.13

Total return[1]	2.32%	1.10%	4.05%	8.10%	2.68%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,431	$13,453	$16,555	$15,470	$10,543
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.41%	1.40%	1.40%	1.40%	1.39%
Expenses excluding waivers/reimbursements and expense reductions	1.41%	1.40%	1.40%	1.40%	1.39%
Net investment income (loss)	3.47%	3.55%	3.54%	3.72%	3.96%
Portfolio turnover rate	43%	28%	20%	18%	23%

1 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS I1	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 11.38	$ 11.67	$11.63	$ 11.18	$ 11.34

Income from investment operations
Net investment income (loss)	0.51	0.52	0.53	0.55	0.57
Net realized and unrealized gains or losses on investments	(0.13)	(0.29)	0.04	0.45	(0.16)

Total from investment operations	0.38	0.23	0.57	1.00	0.41

Distributions to shareholders from
Net investment income	(0.51)	(0.52)	(0.53)	(0.55)	(0.57)

Net asset value, end of period	$ 11.25	$ 11.38	$11.67	$ 11.63	$ 11.18

Total return	3.35%	2.03%	5.01%	9.06%	3.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$781,411	$777,904	$808,098	$804,277	$794,108
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.41%	0.40%	0.40%	0.40%	0.39%
Expenses excluding waivers/reimbursements and expense reductions	0.41%	0.40%	0.40%	0.40%	0.39%
Net investment income (loss)	4.47%	4.55%	4.54%	4.73%	5.00%
Portfolio turnover rate	43%	28%	20%	18%	23%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.8%
AIRPORT 2.5%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., 5.75%, 01/01/2012	$5,500,000	$5,922,345
Lehigh & Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	3,208,140
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A, 5.00%, 10/01/2035	6,000,000	6,167,880
Philadelphia, PA Arpt. Parking Auth. RB, 5.625%, 09/01/2016	3,695,000	3,924,792
Philadelphia, PA IDA Arpt. RB, Philadelphia Arpt. Sys. Proj., Ser. A:
5.50%, 07/01/2016	1,630,000	1,735,168
5.50%, 07/01/2017	1,250,000	1,330,650

		22,288,975

CONTINUING CARE RETIREMENT COMMUNITY 2.1%
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj., Ser. A:
6.00%, 10/01/2027	1,000,000	1,052,970
6.00%, 10/01/2034	1,400,000	1,473,794
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB, Pleasant View Retirement:
Ser. A:
5.00%, 12/15/2012	1,025,000	1,032,534
5.00%, 12/15/2013	1,075,000	1,078,397
5.30%, 12/15/2026	2,120,000	2,089,938
Ser. B, 4.65%, 12/01/2029	3,000,000	2,948,940
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Philadelphia Geriatric Ctr., Ser. A,
7.25%, 12/01/2024	6,000,000	6,746,880
Montgomery Cnty., PA IDA RB, Adult Cmnty. Total Svcs., Ser. B, 5.75%,
11/15/2017	1,000,000	1,031,400
Pennsylvania EDRB, Dr. Gertrude A. Barber Ctr., 5.90%, 12/01/2030	1,000,000	1,070,860

		18,525,713

EDUCATION 14.6%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%,
09/01/2028	6,075,000	6,156,830
Charleston, SC Edl. Excellence Fin. Corp. RB, ROL-RR-II-R-497, 7.22%,
12/01/2025+	1,615,000	1,795,202
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,086,010
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	1,000,000	1,033,060
Greenville Cnty., SC Sch. Dist. Installment Purpose RRB, Building Equity Sooner for
Tomorrow Proj., 5.00%, 12/01/2028	9,010,000	9,206,508
Lancaster, PA Higher Ed. Auth. RB, Franklin & Marshall College, Ser. A, 5.25%,
04/15/2014	1,000,000	1,067,730
Lancaster, SC Edl. Assistance Program RB, Lancaster Cnty. Sch. Dist. Proj., 5.00%,
12/01/2029	1,500,000	1,505,235
Latrobe, PA IDRB, St. Vincent College Proj.:
5.375%, 05/01/2018	2,635,000	2,703,905
5.375%, 05/01/2024	5,600,000	5,717,264
5.60%, 05/01/2021	1,500,000	1,566,525
5.70%, 05/01/2031	1,500,000	1,565,220

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Laurens Cnty., SC Sch. Dist. No. 55 Installment Purpose RB:
5.25%, 12/01/2021	$ 2,535,000	$2,640,152
5.25%, 12/01/2024	1,190,000	1,232,816
Lehigh Cnty., PA Gen. Purpose Auth. RB, Cedar Crest College:
5.00%, 04/01/2021, (Insd. by Radian Group, Inc.)	2,335,000	2,433,911
5.00%, 04/01/2026, (Insd. by Radian Group, Inc.)	1,000,000	1,035,020
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB:
Arcadia Univ., 5.00%, 04/01/2036, (Insd. by Radian Group, Inc.)	2,000,000	2,045,840
Beaver College, 5.70%, 04/01/2027	1,560,000	1,649,638
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RRB, Arcadia Univ., 5.00%,
04/01/2027, (Insd. by Radian Group, Inc.) #	6,210,000	6,412,384
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB:
Bryn Mawr College:
5.40%, 12/01/2009, (Insd. by MBIA)	1,845,000	1,916,032
5.625%, 12/01/2027, (Insd. by MBIA)	2,000,000	2,078,260
Drexel Univ., 5.20%, 05/01/2009, (Insd. by MBIA)	1,605,000	1,661,656
La Salle Univ., 5.625%, 05/01/2017	1,000,000	1,011,540
Univ. of the Arts, Ser. A, 5.00%, 09/15/2033, (Insd. by Radian Group, Inc.) #	3,000,000	3,071,100
Ursinus College:
5.00%, 01/01/2036, (Insd. by Radian Group, Inc.)	1,500,000	1,533,585
5.85%, 01/01/2017	2,755,000	2,854,759
Pennsylvania Higher Edl. Facs. Auth. RB:
Philadelphia Univ., 6.25%, 06/01/2024	2,400,000	2,592,960
Ser. N:
5.80%, 06/15/2024, (Insd. by MBIA)	3,500,000	3,516,345
5.875%, 06/15/2021, (Insd. by MBIA)	4,000,000	4,019,280
Temple Univ., Ser. A, 5.25%, 04/01/2016	2,290,000	2,377,295
Thomas Jefferson Univ.:
5.50%, 01/01/2015	1,280,000	1,372,941
5.50%, 01/01/2018	1,000,000	1,067,170
Univ. of Pennsylvania Hlth. Sys., Ser. A, 5.00%, 08/15/2016, (Insd. by AMBAC)	5,000,000	5,302,250
Ursinus College:
5.375%, 01/01/2020, (Liq.: Radian Group, Inc.)	3,000,000	3,185,400
5.50%, 01/01/2024, (Liq.: Radian Group, Inc.)	1,000,000	1,070,780
Widener Univ.:
5.00%, 07/15/2026	1,300,000	1,323,114
5.00%, 07/15/2039	5,750,000	5,791,227
5.25%, 07/15/2024	1,000,000	1,037,910
5.40%, 07/15/2036	5,500,000	5,727,315
Pennsylvania Higher Edl. Facs. Auth. RRB, Univ. Properties Student Hsg., 5.00%,
08/01/2035, (Insd. by CIFG)	1,750,000	1,806,945

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Pennsylvania Pub. Sch. Bldg. Auth. RB:
Garnet Valley Sch. Dist. Proj.:
5.50%, 02/01/2025	$ 5,000,000	$5,394,050
6.00%, 02/01/2017	2,690,000	2,960,991
Harrisburg Area Cmnty. College, 5.25%, 04/01/2024, (Insd. by AMBAC)	2,205,000	2,354,455
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Chestnut Hill College:
5.35%, 10/01/2007	350,000	353,598
6.00%, 10/01/2029	1,500,000	1,526,655
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Ser. B, 6.25%, 05/01/2006,
(Insd. by MBIA)	1,205,000	1,207,615
Philadelphia, PA IDA RB:
American College of Physicians, 6.00%, 06/15/2030	5,500,000	5,874,330
Cmnty. College of Philadelphia, 5.50%, 05/01/2016, (Insd. by AMBAC)	1,250,000	1,344,112
Snyder Cnty., PA Higher Ed. Auth. RB, Susquehanna Univ. Proj., 5.00%, 01/01/2030,
(Insd. by CIFG)	3,000,000	3,119,520

		129,306,440

ELECTRIC REVENUE 1.2%
Indiana Cnty., PA IDA PCRRB, Pennsylvania Elec. Co. Proj., 5.35%, 11/01/2010,
(Insd. by MBIA)	9,600,000	10,258,944

GENERAL OBLIGATION - LOCAL 9.9%
Allegheny Cnty., PA GO, Ser. C-53, 5.50%, 11/01/2015, (Insd. by FGIC)	1,120,000	1,200,483
Athens, PA Sch. Dist. GO:
5.50%, 04/15/2017	2,330,000	2,509,247
5.50%, 04/15/2018	1,000,000	1,076,930
5.50%, 04/15/2019	2,590,000	2,789,249
Burrell, PA Sch. Dist. GO, Ser. A, 5.00%, 07/15/2025, (Insd. by FSA)	5,845,000	6,125,852
Catasauqua, PA Sch. Dist. GO, 5.00%, 02/15/2026, (Insd. by FSA)	3,505,000	3,671,768
Central Bucks, PA Sch. Dist. GO:
5.50%, 05/15/2017	3,750,000	4,054,500
5.50%, 05/15/2018	2,000,000	2,162,400
5.50%, 05/15/2019	1,500,000	1,621,800
Central York, PA Sch. Dist. GO:
5.50%, 06/01/2015	2,300,000	2,491,728
5.50%, 06/01/2016	2,000,000	2,163,300
Chester Cnty., PA GO:
5.50%, 11/15/2017	2,280,000	2,479,865
5.50%, 11/15/2018	2,405,000	2,615,822
5.50%, 11/15/2019	2,535,000	2,757,218
Council Rock, PA Sch. Dist. GO, Ser. A, 5.375%, 11/15/2017, (Insd. by MBIA)	2,055,000	2,222,236
Dauphin Cnty., PA GO:
5.50%, 11/15/2015	1,055,000	1,135,423
5.50%, 11/15/2016	1,110,000	1,194,615
5.50%, 11/15/2017	1,170,000	1,259,189
5.50%, 11/15/2018	1,240,000	1,334,525

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Delaware Cnty., PA GO, 5.00%, 10/01/2021	$ 3,300,000	$3,475,989
Georgetown Cnty., SC Sch. Dist. GO, 5.75%, 03/01/2014	2,000,000	2,180,160
Haverford, PA Sch. Dist. GO:
5.25%, 03/15/2017, (Insd. by FSA)	1,000,000	1,093,820
5.50%, 03/15/2018, (Insd. by FSA)	1,000,000	1,121,190
5.50%, 03/15/2019, (Insd. by FSA)	1,000,000	1,126,720
Loyalsock Township, PA Sch. Dist. GO, 5.375%, 11/01/2017, (Insd. by MBIA)	855,000	915,038
Muncy, PA Sch. Dist. GO, 5.50%, 05/15/2018	3,545,000	3,855,755
North Hills, PA Sch. Dist. GO, 5.00%, 12/15/2022, (Insd. by FSA)	1,230,000	1,294,661
Pennsbury, PA Sch. Dist. GO:
5.50%, 01/15/2016, (Insd. by FGIC)	1,000,000	1,082,840
5.50%, 01/15/2018, (Insd. by FGIC)	1,000,000	1,082,840
Perkiomen Valley, PA Sch. Dist. GO, 5.50%, 03/01/2017, (Insd. By FSA)	675,000	721,629
Philadelphia, PA GO, Ser. B, 5.80%, 11/15/2007	875,000	885,211
Philadelphia, PA Sch. Dist. GO, Ser. B:
5.625%, 08/01/2018	2,500,000	2,749,675
5.625%, 08/01/2019	1,000,000	1,099,870
Pittsburgh, PA Urban Redev. Auth. GO, Triangle Tax Increment, Ser. A, 6.10%,
05/01/2019	1,090,000	1,145,339
Scranton, PA Sch. Dist. GO, Refunding, 5.375%, 04/01/2020	2,855,000	3,036,635
Spring Grove, PA Area Sch. Dist. GO, 5.25%, 04/01/2016	4,690,000	4,936,600
Springfield, PA Sch. Dist. GO, Refunding, Delaware Cnty. Impt.:
5.50%, 03/15/2016	1,000,000	1,079,540
5.50%, 03/15/2018	2,585,000	2,816,332
Tredyffrin-Easttown, PA Sch. Dist. GO:
5.50%, 02/15/2016	2,140,000	2,294,979
5.50%, 02/15/2017	1,520,000	1,630,078
Valley View, PA Sch. Dist. GO, Ser. A, 5.375%, 11/15/2010, (Insd. by FGIC)	2,065,000	2,086,435
York Cnty., PA GO, 5.00%, 06/01/2029, (Insd. by MBIA)	1,200,000	1,254,204

		87,831,690

GENERAL OBLIGATION - STATE 10.4%
Pennsylvania GO:
ARB, 7.47%, 07/01/2019, (Insd. by FSA & MBIA)	17,035,000	20,860,209
Ser. 1:
6.00%, 01/15/2012	2,705,000	2,947,449
6.00%, 01/15/2014	3,105,000	3,383,301
6.00%, 01/15/2015 ##	9,605,000	10,465,896
6.00%, 01/15/2016	9,805,000	10,683,822
Ser. 2:
5.00%, 01/01/2026	5,000,000	5,247,550
5.50%, 05/01/2017	3,500,000	3,816,960
5.75%, 10/01/2014	11,725,000	12,618,445
5.75%, 10/01/2017	5,000,000	5,381,000
5.75%, 10/01/2018	1,000,000	1,076,200
6.25%, 07/01/2010	5,000,000	5,486,500
6.25%, 07/01/2011	5,060,000	5,639,573

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE continued
Puerto Rico GO, Ser. D, 7.00%, 07/01/2010, (Insd. by MBIA)	$ 3,950,000	$4,451,374

		92,058,279

HOSPITAL 16.9%
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys.,
Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	8,295,000	8,751,225
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%,
07/01/2018	1,000,000	1,087,370
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%,
10/01/2014	2,110,000	2,338,893
Blair Cnty., PA Hosp. Auth. RB, Altoona Hosp. Proj., Ser. A, 5.50%, 07/01/2010	1,000,000	1,043,030
Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RB, Pinnacle Hlth. Sys. Proj., 5.50%,
05/15/2017, (Insd. by MBIA)	510,000	523,790
Delaware Hlth. Facs. Auth. RB, Beebe Med. Ctr. Proj., Ser. A, 5.00%, 06/01/2030	1,000,000	1,007,250
Erie Cnty., PA Hosp. Auth. RB, Hamot Hlth. Foundation, 5.00%, 11/01/2035,
(Insd. by CIFG) #	3,500,000	3,611,790
Geisinger, PA Hlth. Sys. Auth. RRB, Pennsylvania State Geisinger Hlth. Sys.,
Ser. A, 5.50%, 08/15/2010	1,685,000	1,754,001
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	705,000	757,924
Lancaster Cnty., PA Hosp. Auth. RB, Gen. Hosp. Proj., 5.75%, 03/15/2021	6,560,000	7,022,874
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB:
Good Samaritan Hosp. Proj., 5.00%, 11/15/2018	4,000,000	4,058,760
Pleasant View Retirement, Ser. A, 5.125%, 12/15/2020	1,250,000	1,244,163
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A, 7.00%,
07/01/2016, (Insd. by MBIA)	2,500,000	2,949,275
Lexington Cnty., SC Hlth. Svcs. Dist. RRB, 5.50%, 11/01/2032	6,500,000	6,756,750
Louisiana Pub. Facs. Auth. Hosp. RB, Franciscan Missionaries, Ser. B, SAVRS, 3.40%,
07/01/2030	8,000,000	8,000,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 6.00%, 07/01/2018	250,000	269,930
Union Hosp. of Cecil Cnty., 5.00%, 07/01/2035	1,000,000	1,013,230
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 5.25%,
08/15/2021, (Insd. by FHA & MBIA)	3,000,000	3,196,290
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB:
Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	13,835,000	14,092,608
Catholic Hlth. Sys. East, Ser. C, 5.50%, 11/15/2024	1,565,000	1,652,828
Mount Lebanon, PA Hosp. Auth. RB, St. Clair Mem. Hosp., Ser. A:
5.50%, 07/01/2022	4,400,000	4,583,524
5.625%, 07/01/2032	1,000,000	1,040,180
North Cent, TX Hlth. Facs. Dev. Corp. RB, Baylor Hlth. Care, SAVRS, 3.40%,
11/15/2025	11,150,000	11,150,000
Pennsylvania Higher Edl. Facs. Auth. RB:
Allegheny Delaware Valley Obl.:
Ser. A, 5.50%, 11/15/2008	3,000,000	3,123,330
Ser. B, 5.875%, 11/15/2021	3,550,000	3,668,073

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Pennsylvania Higher Edl. Facs. Auth. RB:
Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A:
6.00%, 01/15/2022	$ 6,850,000	$7,435,469
6.25%, 01/15/2017	4,000,000	4,384,840
Pennsylvania Hosp. Auth. RB, Horizon Hosp. Sys., Inc., 6.35%, 05/15/2026	3,650,000	3,730,920
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Jefferson Hlth. Sys., Ser. A:
5.125%, 05/15/2011	3,395,000	3,526,285
5.125%, 05/15/2012	3,555,000	3,685,362
5.125%, 05/15/2018	8,850,000	9,123,022
5.25%, 05/15/2013	3,045,000	3,139,182
5.25%, 05/15/2014	7,390,000	7,655,892
Puerto Rico Indl., Tourist, Edl., Med. & Env. Ctl. Facs. RB, Hosp. Auxilio Mutuo Obl.,
6.25%, 07/01/2024, (Insd. by MBIA)	3,250,000	3,268,200
Puerto Rico Pub. Bldgs. Auth. RRB, Ser. M, 5.70%, 07/01/2009	1,800,000	1,893,384
South Central Pennsylvania Gen. Auth. Hosp. RB, Hanover Hosp., Inc.:
5.00%, 12/01/2028	1,000,000	1,028,510
5.00%, 12/01/2029	1,500,000	1,540,410
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	2,385,000	2,518,011
6.25%, 06/01/2022	1,750,000	1,908,725

		149,535,300

HOUSING 2.5%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB:
Ser. II-1, 5.80%, 05/01/2021, (Insd. by GNMA)	755,000	784,943
Ser. II-2, 5.90%, 11/01/2032, (Insd. by GNMA)	1,075,000	1,114,947
Atlanta, GA Dev. Auth. Student Hsg. Facs. RB, Georgia State Univ.,
Piedmont Ellis, LLC, Ser. A, 5.00%, 09/01/2035, (Insd. by XL Capital, Ltd.)	6,000,000	6,200,040
Pennsylvania HFA RB, Single Family Mtge.:
Ser. 65-A, 5.20%, 10/01/2018	4,400,000	4,475,768
Ser. 72-A, 5.25%, 04/01/2021	5,250,000	5,382,983
Philadelphia, PA HFA RB, Ser. A, 5.50%, 12/01/2018, (Insd. by FSA)	2,615,000	2,816,329
Pittsburgh, PA Urban Redev. Auth. Mtge. RB, Ser. A, 5.00%, 10/01/2036, (Insd. by
GNMA, FNMA & FHLMC) #	1,000,000	1,001,500

		21,776,510

INDUSTRIAL DEVELOPMENT REVENUE 3.9%
Allegheny Cnty., PA Redev. Auth. RB, Pittsburgh Mills Proj., 5.60%, 07/01/2023	1,000,000	1,050,860
Bradford Cnty., PA IDA Solid Waste Disposal RRB, Intl. Paper Co. Proj.,
Ser. A, 4.70%, 03/01/2019	11,000,000	10,680,120
Burke Cnty., GA Dev. Auth. PCRB, Georgia Power Plant Vogtle Proj., FRN, 3.29%,
10/01/2032	2,304,000	2,304,000
Pennsylvania EDFA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A, 4.70%,
11/01/2021	7,500,000	7,496,025
Schuylkill Cnty., PA IDRB, Pine Grove Landfill, Inc., 5.10%, 10/01/2019	3,800,000	3,885,880
Westmoreland Cnty., PA IDRB, Valley Landfill Proj., 5.10%, 05/01/2018	6,000,000	6,137,520
York Cnty., SC PCRB, SAVRS, Ser. B3, 3.30%, 09/15/2024	3,000,000	3,000,000

		34,554,405

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 4.0%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed.:
5.25%, 12/01/2020	$ 2,745,000	$2,857,188
5.25%, 12/01/2024	8,485,000	8,798,521
Lexington One Sch. Facs. Corp., SC Installment Purpose RB, Lexington Cnty. Sch.
Dist. No. 1, 5.25%, 12/01/2024	2,110,000	2,214,234
Middle Bucks, PA Area Vocational Tech. Sch. Auth RB, Institute of Tech., 5.00%,
02/15/2029 #	3,175,000	3,315,716
Pennsylvania EDFA RB, 30th Street Station Garage Proj.:
5.00%, 06/01/2013, (Insd. by ACA)	2,900,000	2,956,289
5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	3,765,022
Philadelphia, PA IDA Lease RB, Ser. B:
5.50%, 10/01/2014, (Insd. by FSA)	4,000,000	4,326,400
5.50%, 10/01/2019, (Insd. by FSA)	2,225,000	2,408,496
York Cnty., PA Sch. Tech. Auth. Lease RB:
5.375%, 02/15/2019, (Insd. by FGIC)	2,890,000	3,108,600
5.50%, 02/15/2021, (Insd. by FGIC)	1,205,000	1,303,207

		35,053,673

MISCELLANEOUS REVENUE 8.8%
Commonwealth Fin. Auth. Pennsylvania RB, Ser. A, 5.00%, 06/01/2022,
(Insd. by MBIA)	10,000,000	10,517,400
Dauphin Cnty., PA Gen. Auth. RB, Office & Parking-Riverfront Office, 6.00%,
01/01/2025	4,000,000	3,709,080
Delaware Valley, PA Regl. Fin. Auth. RB:
Ser. A, 5.50%, 08/01/2028, (Insd. by AMBAC)	20,500,000	23,274,060
Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	2,000,000	2,207,280
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%,
06/01/2025	2,560,000	2,512,998
Pennsylvania IDA EDRB:
5.50%, 07/01/2018, (Insd. by AMBAC)	8,500,000	9,255,905
5.50%, 07/01/2020, (Insd. by AMBAC)	1,560,000	1,698,731
5.80%, 01/01/2008, (Insd. by AMBAC)	2,215,000	2,295,116
5.80%, 07/01/2009, (Insd. by AMBAC)	250,000	265,890
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax RRB, Philadelphia Funding
Program:
5.25%, 06/15/2011, (Insd. by FGIC)	2,000,000	2,087,240
5.60%, 06/15/2012, (Insd. by FGIC)	3,665,000	3,679,220
5.625%, 06/15/2013, (Insd. by FGIC)	3,000,000	3,011,790
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation, Ser. A:
5.50%, 04/15/2016	1,000,000	1,080,360
5.50%, 04/15/2017	1,000,000	1,077,030
5.50%, 04/15/2020	925,000	996,253
5.50%, 04/15/2022	500,000	536,660

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Pittsburgh, PA Pub. Parking Auth. RRB, Ser. A:
5.00%, 12/01/2020, (Insd. by FGIC)	$ 2,565,000	$2,687,017
5.00%, 12/01/2022, (Insd. by FGIC)	3,510,000	3,662,931
5.00%, 12/01/2025, (Insd. by FGIC)	2,000,000	2,079,160
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 6.00%, 07/01/2011, (Insd. by FSA)	1,000,000	1,105,250

		77,739,371

PORT AUTHORITY 1.2%
Allegheny Cnty., PA Port Auth. Trans. RB:
5.50%, 03/01/2016	2,000,000	2,158,580
5.50%, 03/01/2017	3,750,000	4,039,988
Delaware River Port Auth. of Pennsylvania & New Jersey RB, 5.40%, 01/01/2016,
(Insd. by FGIC)	865,000	883,476
Delaware River Port Auth. of Pennsylvania & New Jersey RRB, Port Dist. Proj.,
Ser. A, 5.50%, 01/01/2018, (Insd. by FSA)	3,425,000	3,689,992

		10,772,036

PRE-REFUNDED 12.5%
Allegheny Cnty., PA GO, Ser. C-53, 5.50%, 11/01/2015, (Insd. by FGIC)	830,000	897,944
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.40%, 08/15/2009, (Insd. by AMBAC)	1,865,000	1,913,826
5.50%, 08/15/2010, (Insd. by AMBAC)	1,510,000	1,550,091
5.50%, 08/15/2011, (Insd. by AMBAC)	2,445,000	2,509,915
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,114,740
5.625%, 08/15/2026, (Insd. by AMBAC)	4,210,000	4,479,061
Allegheny Cnty., PA Port Auth. Trans. RB:
6.25%, 03/01/2017	5,000,000	5,399,550
6.375%, 03/01/2014	5,500,000	5,958,315
6.375%, 03/01/2015	4,750,000	5,145,817
Allegheny Cnty., PA Sanitation Auth. Sewer RB, 5.50%, 12/01/2030,
(Insd. by MBIA)	4,550,000	4,911,770
Allentown, PA GO, 5.65%, 07/15/2010	170,000	180,967
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	1,000,000	1,072,170
Blue Mountain, PA Sch. Dist. GO, Ser. A, 5.50%, 10/01/2019, (Insd. by FSA)	2,880,000	3,128,400
Bucks Cnty., PA, St. Mary’s Hosp. Auth. RB, Catholic Hlth. Initiatives, Ser. A, 5.00%,
12/01/2018	5,000,000	5,177,950
Cambria Cnty., PA GO, 5.50%, 08/15/2016, (Insd. by FGIC)	2,375,000	2,490,140
Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RB, Pinnacle Hlth., 5.50%, 05/15/2017,
(Insd. by MBIA)	490,000	504,891
Delaware Cnty., PA GO, 5.55%, 10/01/2010	1,750,000	1,767,885
Dover Township, PA Sewer Auth. RB, 6.25%, 05/01/2012	15,000	15,807
Loyalsock Township, PA Sch. Dist. GO:
5.375%, 11/01/2017, (Insd. by MBIA)	875,000	945,866
5.375%, 11/01/2018, (Insd. by MBIA)	1,510,000	1,632,295
5.375%, 11/01/2019, (Insd. by MBIA)	1,855,000	2,005,236

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%, 08/15/2013	$ 1,605,000	$1,798,756
Neshaminy, PA Water Resources Auth. RB, 5.40%, 03/01/2013	1,135,000	1,188,039
Northampton Cnty., PA Gen. Purpose Auth. RB, Cnty. Agreement:
5.75%, 10/01/2016	1,560,000	1,729,962
5.75%, 10/01/2017	3,270,000	3,626,266
Norwin, PA Sch. Dist. GO:
6.00%, 04/01/2011, (Insd. by FGIC)	1,030,000	1,113,749
6.00%, 04/01/2012, (Insd. by FGIC)	1,090,000	1,178,628
6.25%, 04/01/2013, (Insd. by FGIC)	1,155,000	1,259,100
Pennsylvania Convention Ctr. Auth. RB, Ser. A, 6.70%, 09/01/2016, (Insd. by FGIC)	8,500,000	9,938,115
Pennsylvania GO, Sto-Rox Sch. Dist., 5.80%, 06/15/2030	1,500,000	1,635,480
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB:
Bryn Mawr College, 5.40%, 12/01/2009, (Insd. by MBIA)	605,000	629,242
Drexel Univ., 5.20%, 05/01/2009, (Insd. by MBIA)	460,000	476,854
Pennsylvania Higher Edl. Facs. Auth. RB, Capital Acquisition, 6.00%, 12/15/2012,
(Insd. by MBIA)	1,610,000	1,769,197
Pennsylvania Turnpike Commission Oil Franchise Tax RB, Sub. Ser. B, 5.25%,
12/01/2016, (Insd. by AMBAC)	355,000	372,051
Perkiomen Valley, PA Sch. Dist. GO, 5.50%, 03/01/2017, (Insd. by FSA)	850,000	917,898
Philadelphia, PA IDA RB, Girard Estate Coal Mining Proj., 5.25%, 11/15/2009	500,000	504,900
Pittsburgh, PA Water & Sewer Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	930,000	1,062,088
Pottsville, PA Hosp. Auth. RB, Ascension Hlth. Credit, Ser. A, 6.375%, 11/15/2019,
(Insd. by AMBAC)	8,245,000	9,061,008
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	3,000,000	3,247,410
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	2,025,000	2,116,854
South Central Pennsylvania Gen. Auth. RB, Wellspan Hlth.:
5.375%, 05/15/2028	7,380,000	7,980,511
ETM, 5.375%, 05/15/2028	1,620,000	1,728,864
West Mifflin, PA Muni. Sanitation Sewer Auth. RB:
5.70%, 08/01/2015, (Insd. by FGIC)	1,000,000	1,007,260
Ser. A, 5.80%, 08/01/2024, (Insd. by FGIC)	2,500,000	2,518,975

		110,663,843

RESOURCE RECOVERY 0.9%
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022, (Gtd. by
Waste Mgmt., Inc.)	3,400,000	3,440,596
Pennsylvania EDFA Resource Recovery RRB, Colver Proj.:
Ser. F, 5.00%, 12/01/2015, (Insd. by AMBAC)	2,500,000	2,618,925
Ser. G, 5.125%, 12/01/2015	2,000,000	1,981,680

		8,041,201

SPECIAL TAX 1.4%
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj.:
Ser. A, 6.30%, 12/15/2018	2,015,000	2,182,567
Ser. B, 6.40%, 12/15/2018	4,030,000	4,382,021

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.20%, 10/01/2009	$1,000,000	$1,036,130
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	1,000,000	1,034,860
5.50%, 10/01/2018	500,000	518,250
5.50%, 10/01/2022	1,000,000	1,035,700
5.625%, 10/01/2025	2,250,000	2,339,100

		12,528,628

TRANSPORTATION 2.9%
Allegheny Cnty., PA Port Auth. RB, 5.50%, 03/01/2015	1,000,000	1,078,350
Harrisburg, PA Parking Auth. RRB, Ser. O, 5.25%, 08/01/2013, (Insd. by AMBAC)	1,230,000	1,330,639
Jacksonville, FL Metro. Parking Solutions Proj. EDA IDRB, 5.50%, 10/01/2030,
(Insd. by ACA)	1,000,000	1,042,050
Pennsylvania Turnpike Commission RB:
5.375%, 07/15/2019, (Insd. by AMBAC)	2,965,000	3,220,909
Oil Franchise Tax, Ser. B, 5.25%, 12/01/2016, (Insd. by AMBAC)	165,000	172,711
Ser. A, 5.50%, 12/01/2031, (Insd. by AMBAC)	2,000,000	2,187,120
Pennsylvania Turnpike Commission RRB, Ser. S:
5.50%, 06/01/2015	6,425,000	6,944,397
5.625%, 06/01/2014	3,595,000	3,908,196
5.625%, 06/01/2014, (Insd. by FGIC)	2,485,000	2,701,493
Southeastern Pennsylvania Trans. Auth. RB, Ser. A, 5.25%, 03/01/2014	2,500,000	2,622,000

		25,207,865

WATER & SEWER 4.1%
Allegheny Cnty., PA Sanitation Auth. Sewer RB:
5.50%, 12/01/2020	3,865,000	4,172,306
5.50%, 12/01/2030, (Insd. by MBIA)	825,000	884,813
5.75%, 12/01/2014	2,390,000	2,605,339
Allegheny Cnty., PA Sanitation Auth. Sewer RRB, 5.375%, 12/01/2018	2,080,000	2,244,632
Delaware Cnty., PA Regl. Water Quality Ctl. Auth. RB, 5.50%, 05/01/2015	2,540,000	2,735,174
Honolulu, HI City & Cnty. Board Water Supply RB, Ser. B, SAVRS, 3.45%,
07/01/2031, (Insd. by AMBAC)	2,000,000	2,000,000
Pennsylvania Infrastructure Investment Auth. RB, Pennvest Loan Pool Program:
5.40%, 09/01/2009, (Insd. by MBIA)	1,805,000	1,853,374
5.50%, 09/01/2010, (Insd. by MBIA)	2,140,000	2,198,229
Philadelphia, PA Water & Wastewater RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,512,000
Pittsburgh, PA Water & Sewer Sys. RB, First Lien, 5.50%, 12/01/2015,
(Insd. by AMBAC)	3,100,000	3,358,416
Spotsylvania Cnty., VA Water & Sewer RRB, 5.00%, 06/01/2026	1,515,000	1,587,538
University of Pittsburgh, Pennsylvania RB, Area Joint Sewer Auth., 5.25%,
11/01/2014, (Insd. by MBIA)	4,355,000	4,729,574
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2008	1,835,000	1,877,223
5.25%, 07/01/2009	1,370,000	1,409,415

		36,168,033

Total Municipal Obligations (cost $854,020,345)		882,310,906

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Shares	Value

SHORT-TERM INVESTMENTS 1.1%
MUTUAL FUND SHARES 1.1%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $9,760,712)	9,760,712	$9,760,712

Total Investments (cost $863,781,057) 100.9%		892,071,618
Other Assets and Liabilities (0.9%)		(7,967,318)

Net Assets 100.0%		$884,104,300

+	Inverse floating rate security
#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
ARB	Adjustable Rate Bond
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
ROL	Residual Option Longs
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

The following table shows the percent of total investments by geographic location as of March 31, 2006:

Pennsylvania	85.5%
South Carolina	5.4%
Puerto Rico	1.8%
Texas	1.3%
Georgia	1.0%
Virgin Islands	1.0%
Louisiana	0.9%
District of Columbia	0.7%
New Jersey	0.4%
Virginia	0.4%
Hawaii	0.2%
Delaware	0.1%
Florida	0.1%
Maryland	0.1%
Non-state specific	1.1%

100.0%

The following table shows the percent of total investments by credit quality based on Moody's and Standard & Poor's ratings as of March 31, 2006 (unaudited):

AAA	60.0%
AA	16.3%
A	11.8%
BBB	8.4%
NR	3.5%

100.0%

The following table shows the percent of total investments by maturity as of March 31, 2006 (unaudited):

Less than 1 year	5.1%
1 to 3 year(s)	4.1%
3 to 5 years	10.0%
5 to 10 years	23.4%
10 to 20 years	41.3%
20 to 30 years	14.5%
Greater than 30 years	1.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006

Assets
Investments in securities, at value (cost $854,020,345)	$882,310,906
Investments in affiliated money market fund, at value (cost $9,760,712)	9,760,712

Total investments	892,071,618
Receivable for Fund shares sold	84,654
Interest receivable	13,087,188
Prepaid expenses and other assets	21,540

Total assets	905,265,000

Liabilities
Dividends payable	3,195,704
Payable for securities purchased	17,502,074
Payable for Fund shares redeemed	339,049
Advisory fee payable	18,004
Distribution Plan expenses payable	2,486
Due to other related parties	7,342
Accrued expenses and other liabilities	96,041

Total liabilities	21,160,700

Net assets	$884,104,300

Net assets represented by
Paid-in capital	$875,685,305
Overdistributed net investment income	(36,195)
Accumulated net realized losses on investments	(19,835,371)
Net unrealized gains on investments	28,290,561

Total net assets	$884,104,300

Net assets consists of
Class A	$57,846,520
Class B	31,415,347
Class C	13,431,247
Class I	781,411,186

Total net assets	$884,104,300

Shares outstanding (unlimited number of shares authorized)
Class A	5,142,439
Class B	2,803,053
Class C	1,196,291
Class I	69,476,612

Net asset value per share
Class A	$11.25
Class A — Offering price (based on sales charge of 4.75%)	$11.81
Class B	$11.21
Class C	$11.23
Class I	$11.25

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended March 31, 2006

Investment income
Interest	$43,654,930
Income from affiliate	273,422

Total investment income	43,928,352

Expenses
Advisory fee	2,218,104
Distribution Plan expenses
Class A	181,652
Class B	347,786
Class C	135,551
Administrative services fee	894,667
Transfer agent fees	95,550
Trustees’ fees and expenses	12,353
Printing and postage expenses	54,672
Custodian and accounting fees	270,131
Registration and filing fees	88,301
Professional fees	40,413
Other	26,245

Total expenses	4,365,425
Less: Expense reductions	(13,363)
Expense reimbursements	(25,644)

Net expenses	4,326,418

Net investment income	39,601,934

Net realized and unrealized gains or losses on investments
Net realized gains on investments	2,849,378
Net change in unrealized gains or losses on investments	(12,839,548)

Net realized and unrealized gains or losses on investments	(9,990,170)

Net increase in net assets resulting from operations	$29,611,764

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,

	2006		2005

Operations
Net investment income		$39,601,934		$40,355,845
Net realized gains or losses on
investments		2,849,378		(5,179,500)
Net change in unrealized gains or losses
on investments		(12,839,548)		(17,874,198)

Net increase in net assets resulting from
operations		29,611,764		17,302,147

Distributions to shareholders from
Net investment income
Class A		(2,514,876)		(2,663,925)
Class B		(1,201,238)		(1,385,567)
Class C		(467,898)		(524,522)
Class I		(35,196,463)		(35,678,948)

Total distributions to shareholders		(39,380,475)		(40,252,962)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	842,938	9,555,905	1,098,720	12,591,714
Class B	170,993	1,914,936	269,240	3,108,780
Class C	157,520	1,784,122	129,500	1,496,940
Class I	7,094,777	80,373,953	7,104,636	81,330,649

		93,628,916		98,528,083

Net asset value of shares issued in
reinvestment of distributions
Class A	117,893	1,344,768	125,180	1,434,559
Class B	64,224	729,958	73,899	843,728
Class C	25,902	294,892	31,294	357,887
Class I	57,808	659,012	57,862	662,980

		3,028,630		3,299,154

Automatic conversion of Class B shares
to Class A shares
Class A	172,129	1,958,928	107,290	1,225,668
Class B	(172,756)	(1,958,928)	(107,672)	(1,225,668)

		0		0

Payment for shares redeemed
Class A	(1,295,490)	(14,769,142)	(1,878,098)	(21,472,861)
Class B	(508,423)	(5,772,396)	(632,777)	(7,223,572)
Class C	(171,524)	(1,952,843)	(398,990)	(4,551,343)
Class I	(6,042,436)	(68,855,426)	(8,059,020)	(92,353,241)

		(91,349,807)		(125,601,017)

Net increase (decrease) in net assets
resulting from capital share
transactions		5,307,739		(23,773,780)

Total decrease in net assets		(4,460,972)		(46,724,595)
Net assets
Beginning of period		888,565,272		935,289,867

End of period	$ 884,104,300		$ 888,565,272

Overdistributed net investment income		$(36,195)		$(263,543)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Pennsylvania Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

NOTES TO FINANCIAL STATEMENTS continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to unamortized market discount on bonds sold. During the year ended March 31, 2006, the following amounts were reclassified:

Overdistributed net investment income	$ 5,889
Accumulated net realized losses on investments	(5,889)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.315% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $25,644.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equip-

NOTES TO FINANCIAL STATEMENTS continued

ment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended March 31, 2006, EIS received $13,502 from the sale of Class A shares and $58,977 and $223 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $407,590,435 and $381,679,695, respectively, for the year ended March 31, 2006.

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $863,784,357. The gross unrealized appreciation and depreciation on securities based on tax cost was $31,104,104 and $2,816,843, respectively, with a net unrealized appreciation of $28,287,261.

As of March 31, 2006, the Fund had $19,832,071 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2012	2013	2014

$281,543	$15,348,753	$1,869,064	$1,438,502	$894,209

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2006, the Fund did not participate in the interfund lending program.

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryovers

$ 36,195	$28,287,261	$19,832,071

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended March 31,

	2006	2005

Ordinary Income	$ 130,227	$ 136,110
Exempt-Interest Income	39,250,248	40,116,852

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended March 31, 2006, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

NOTES TO FINANCIAL STATEMENTS continued

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders

NOTES TO FINANCIAL STATEMENTS continued

and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Pennsylvania Municipal Bond Fund, a series of Evergreen Municipal Trust, as of March 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These finan-cial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Pennsylvania Municipal Bond Fund, as of March 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 26, 2006

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended March 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax is 99.67% . The percentage of distributions subject to the federal alternative minimum tax and Pennsylvania state income tax will be reported to shareholders in January 2007.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The
Trustee	Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1991	Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former
Other directorships: None	Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson
Trustee	& Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial
DOB: 1/10/1952	District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee,
DOB: 10/23/1938	Mentor Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family;
Trustee	Director, Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln
DOB: 2/14/1939	Educational Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee,
The Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer);
Trustee	Former Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor
DOB: 7/14/1939	Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.;
Trustee	Director, National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds
DOB: 8/26/1955	and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566394 rv3 5/2006

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 5 series of the Registrant’s annual financial statements for the fiscal years ended March 31, 2006 and March 31, 2005, and fees billed for other services rendered by KPMG LLP.

	2006	2005
Audit fees	$94,504	$87,984
Audit -related fees	0	0

Audit and audit-related fees	95,504	87,984
Tax fees (1)	7,900	4,714
All other fees	0	0

Total fees	$102,404	$92,698

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: May 26, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: May 26, 2006